     As filed with the Securities and Exchange Commission on December 5, 1996
                                                      Registration No.: 33-27783
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                        POST-EFFECTIVE AMENDMENT NO. 9                      [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                AMENDMENT NO. 9                             [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

--------------------------------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                             JACK D. HUNTER, ESQ.
                             200 East Berry Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802

--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Pursuant to Rule 24f-2(b)(2), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1995) on February 27, 1996.

     It is proposed that this filing will become effective

       [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

       [ ]  on ------, ------ 1996 pursuant to paragraph (b) of Rule 485

       [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

       [ ]  on ------, ------ 1997 Pursuant to paragraph (a)(1) of Rule 485

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                             CROSS REFERENCE SHEET
                     (PURSUANT TO RULE 495 OF REGULATION C
                       UNDER THE SECURITIES ACT OF 1933)
                    RELATING TO ITEMS REQUIRED BY FORM N-4
                       (POST-EFFECTIVE AMENDMENT NO. 9)


N-4 ITEM    CAPTION IN PROSPECTUS (PART A)
--------    ------------------------------
 1.         Cover Page

 2.         Special terms

 3. (a)     Expense Table
    (b)     Synopsis
    (c)     Synopsis
    (d)     Not Applicable

 4. (a)     Condensed Financial Information
    (b)     Condensed Financial Information
    (c)     Financial Statements

 5. (a)     Cover Page; The Lincoln National Life Insurance Company
    (b)     Variable Account; Investments of the Variable Account; Cover Page
    (c)     Investments of the Variable Account
    (d)     Cover Page
    (e)     Voting Rights
    (f)     Not Applicable

 6. (a)     Charges and Other Deductions
    (b)     Charges and Other Deductions
    (c)     Charges and Other Deductions
    (d)     The Contracts - Commissions
    (e)     Charges and Other Deductions
    (f)     Charges and Other Deductions
    (g)     Not Applicable

 7. (a)     The Contracts; Investments of the Variable Account; Annuity
              Payments; Voting Rights; Return Privilege
    (b)     Investments of the Variable Account; The Contracts; Cover Page
    (c)     The Contracts
    (d)     The Contracts

                      Supplement dated December 31, 1996
                   to the Prospectus Dated April 1, 1996 for
                  Lincoln National Variable Annuity Account H

                 American Legacy II Variable Annuity Contract


Lincoln National Life Insurance Company ("Lincoln Life") is offering an enhanced guaranteed minimum death benefit ("EGMDB") with the American Legacy II variable annuity contract (the "Contract") described in the attached prospectus. The EGMDB will be available in most states beginning on or around January 1, 1997. The EGMDB is an alternative to the guaranteed minimum death benefit ("GMDB") described in the prospectus under the heading "Death benefit before the annuity commencement date." Under the EGMDB, if the annuitant dies before the annuity commencement date the death benefit payable is the amount equal to the greater of: (1) Contract value as of the day on which Lincoln Life approves the payment of the claim; or (2) the highest Contract value which the Contract attains on any policy anniversary date between the time the EGMDB takes effect and the annuitant's age 75, as adjusted for any withdrawals made or premium taxes deducted after the date of the highest Contract value.

There is a daily charge for the EGMDB for so long as your election remains in effect. This charge is at the annual rate of 0.15% of net asset value in Variable Annuity Account H ("VAA"). THIS CHARGE IS IN ADDITION TO the charges described in the Prospectus under the heading "Charges and other deductions" and in the synopsis under the question "What charges are associated with this contract?" See the Expense Table below for Contracts with the EGMDB for more information.

Election Procedures. If you purchase a contract after January 1, 1997 you can elect the EGMDB at purchase by selecting the benefit on your application, or at any time in 1997 by sending a written request to Lincoln Life. The benefit will take effect as of the time of fund valuation on the next policy anniversary date following the election of this benefit, and we will begin deducting the charge for the EGMDB as of that date. If this benefit is selected on the policy anniversary date or at time of application, the EGMDB takes effect at the time of fund valuation on that date. If you elect the EGMDB, you may discontinue the benefit at any time by sending a written request to Lincoln Life. The benefit will be discontinued effective at the time of fund valuation on the next policy anniversary date after we receive the request, and we will cease deducting the charge for the benefit as of that date. If the benefit is discontinued on the policy anniversary date, the benefit and the charge will terminate at the time of fund valuation on that date. If you discontinue the benefit, it cannot be reinstated. If you do not elect the EGMDB or you discontinue the benefit after electing it, the GMDB described in the prospectus under the heading "Death benefit before the annuity commencement date" will apply instead and will determine what death benefit is payable.

If you purchased a Contract prior to January 1, 1997, you can elect the EGMDB during a limited period ending six months after the benefit is approved in your state or ending December 31, 1997, whichever is later. Please see your registered sales representative for assistance.

Expense Table for Contracts with the EGMDB. The prospectus includes an Expense Table which shows the fees and charges applicable to a Contract without the EGMDB. The same fees and charges apply to a Contract with the EGMDB, except that an additional charge is deducted from VAA for this benefit. The annual expenses for VAA for a Contract with the EGMDB are restated below to show all applicable VAA charges and expenses:

     Variable Annuity Account H annual expenses for EGMDB:
          (As a percentage of average account value for each subaccount):

                                                For each subaccount*
          Mortality and expense risk fees              1.25%
          EGMDB charge                                 0.15%
          Account fees and expenses                    0.10%
                                                       ----
              Total VAA annual expenses                1.50%

*The VAA is divided into eight separately-named subaccounts, each of which, in turn, invests purchase payments in its respective fund.

Please see the Expense Table in the attached prospectus for a discussion of other contract fees and charges, as well as fees and expenses for the eight funds underlying VAA.

Examples. The following examples show fees and expenses for a Contract WITH THE EGMDB, reflecting the expenses both of the VAA and of the eight funds shown in the Expense Table in the prospectus.

If you purchase a Contract WITH THE EGMDB and surrender your contract at the end of the applicable time period, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                              1 YEAR      3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
 1. Growth                   $           $             $             $
--------------------------------------------------------------------------------
 2. International
--------------------------------------------------------------------------------
 3. Growth-Income
--------------------------------------------------------------------------------
 4. Asset Allocation
--------------------------------------------------------------------------------
 5. High-Yield Bond
--------------------------------------------------------------------------------
 6. Bond Fund**
--------------------------------------------------------------------------------
 7. U.S. Govt./AAA-Rated
 Securities
--------------------------------------------------------------------------------
 8. Cash Management

If you purchase a Contract WITH THE EGMDB and do not surrender your contract, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                              1 YEAR      3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
 1. Growth                   $           $             $             $
--------------------------------------------------------------------------------
 2. International
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 3. Growth-Income
--------------------------------------------------------------------------------
 4. Asset Allocation
--------------------------------------------------------------------------------
 5. High-Yield Bond
--------------------------------------------------------------------------------
 6. Bond Fund**
--------------------------------------------------------------------------------
 7. U.S. Govt./AAA-Rated
 Securities
--------------------------------------------------------------------------------
 8. Cash Management

* These expenses, calculated as mandated by the SEC, reflect the annual contract fee as the ratio of the total contract fees collected in the most recent fiscal year to the total average net assets of the account.

** These expenses are estimated amounts for the fiscal year ended November 30, 1995.

These examples are provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly IF YOU ELECT THE EGMDB. Part of the data used to produce the figures in the examples was supplied by the underlying portfolio company (Series) through the VAA's principal underwriter, American Funds Distributors, Inc. We have not independently verified this information. For more complete descriptions of the various costs and expenses involved, see Charges and other deductions in this Prospectus, and Fund Organization and Management in the Prospectus for the Series. Premium taxes may also be applicable, although they do not appear in the table. The examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The examples are unaudited.

Commissions. The commissions paid to dealers for sales of the Contracts are a maximum of ___% of each purchase payment paid while the EGMDB is in effect, plus an annual continuing commission equal to 0.30% of the value of contract purchase payments invested for at least one year while the EGMDB is in effect. If the EGMDB is not elected or is discontinued, the commissions paid to dealers are those set forth in the prospectus under the heading "Commissions."

  Please see the attached prospectus for more information about the Contract.

American Legacy II
Lincoln National Variable Annuity Account H
individual variable annuity contracts
issued by:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Indiana 46802

This Prospectus describes the individual flexible premium deferred variable annuity contract (contract or variable annuity contract) issued by Lincoln National Life Insurance Co. (Lincoln Life). It is for use with the following retirement plans qualified for special tax treatment under the Internal Revenue Code of 1986, as amended (the code):

1. Public school systems and certain tax-exempt organizations [403(b)];
2. Qualified corporate employee pension and profit-sharing trusts and qualified annuity plans;
3. Corresponding plans of self-employed individuals (H.R. 10 or Keogh);
4. Individual retirement annuities (IRA);
5. Government deferred compensation plans (457); and
6. Simplified employee pension plans (SEP).

Section 403(b) business under number (1.) will normally be accepted only for purchase payments qualifying as 403(b) lump sum transfers or rollovers.

The contract described in this Prospectus is also offered to plans established by persons who are not entitled to participate in one of the previously mentioned plans (nonqualified contracts).

The contract offers you the accumulation of contract value and payment of periodic annuity benefits. These benefits may be paid on a variable or fixed basis or a combination of both. Benefits start at an annuity commencement date which you select and which must be on or before the annuitant's 85th birthday. If the annuitant dies before the annuity commencement date, the greater of the contract value or the guaranteed minimum death benefit (GMDB) will be paid to the beneficiary.(See Death benefit before annuity commencement date)

The minimum initial purchase payment for the contract is:
1. $1,500 for a nonqualified plan and a 403(b) transfer/rollover or
2. $300 for a qualified plan.

The minimum subsequent purchase payment for the contract is $25 per payment, subject to a $300 annual minimum.

All investments (purchase payments) for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life, which is the depositor. Based upon your instructions, the VAA invests purchase payments (at net asset value) in shares of one or more specified funds of the American Variable Insurance Series (series): Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Yield Bond Fund, Bond Fund, U.S. Government/AAA-Rated Securities Fund, and Cash Management Fund. Both the value of a contract before the annuity commencement date and the amount of payouts afterward will depend upon the investment performance of the fund(s) selected. Investments in these funds are neither insured nor guaranteed by the U.S. Government or by any other person or entity.

Purchase payments for benefits on a fixed basis will be placed in the fixed side of the contract, which is part of our General Account. However, this Prospectus deals only with those elements of the contracts relating to the VAA, except where reference to the fixed side is made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus details the information regarding the VAA that you should know before investing. This booklet also includes a current Prospectus of the series. Both should be read carefully before investing and kept for future reference.

A statement of additional information (SAI), dated April 1, 1996, concerning the VAA has been filed with the SEC and is incorporated by this reference into this Prospectus. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500, Ext. 4912. A table of contents for the SAI appears on the last page of this Prospectus.

This Prospectus is dated April 1, 1996

Table of contents
                                                                   Page
Special terms ....................................................  3
Expense tables ...................................................  4
Synopsis .........................................................  6
Condensed financial information for the variable annuity account .  8
Investment results ............................................... 10
Financial statements ............................................. 10
Lincoln National Life Insurance Co. .............................. 10
Variable annuity account (VAA) ................................... 10
Investments of the variable annuity account ...................... 10
Charges and other deductions ..................................... 13
The contracts .................................................... 15

Table of contents

                                                                   Page
Annuity payouts .................................................. 20
Federal tax status ............................................... 22
Voting rights .................................................... 24

Distribution of the contracts ............................ 24
Return privilege ......................................... 25
State regulation ......................................... 25
Restrictions under the Texas Optional Retirement Program . 25
Records and reports ...................................... 25
Other information ........................................ 26

Statement of Additional Information table of contents for Separate Account H 19

Special terms

(Throughout this Prospectus, in order to make the following documents more understandable to you, we have italicized the special terms.)

Account or variable annuity account (VAA)--The segregated investment account, Account H, into which Lincoln Life sets aside and invests the assets for the variable annuity contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date. See The contracts.

Advisor or investment advisor--Capital Research and Management Co. (CRMC), which provides investment management services to the series. See Investment advisor.

Annuitant--The person to whom annuity payouts are or may be paid.

Annuity commencement date--The date you choose for annuity payouts to begin to the annuitant.

Annuity option--One of the optional forms of payout of the annuity available within the contract. See Annuity payouts.

Annuity payout--An amount paid at regular intervals under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts after the annuity commencement date. See Annuity payouts.

Beneficiary--The person whom you designate to receive the death benefit, if any, in case of the annuitant's death.

Cash surrender value--Upon surrender, the contract value less any applicable charges, fees and taxes.

Code--The Internal Revenue Code of 1986, as amended.

Contract (variable annuity contract)--The agreement between you and us providing a variable annuity for the annuitant.

Contractowner (you, your)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is also the annuitant.

Contract value--At a given time, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--The amount payable to your designated beneficiary if the annuitant dies before the annuity commencement date. See The contracts.

Depositor--Lincoln National Life Insurance Co.

Flexible premium deferred contract--An annuity contract with an initial purchase payment, allowing additional purchase payments to be made, and with annuity payouts beginning at a future date.

Fund--Any of the underlying investment options available in the series in which your purchase payments are invested.

Home office--The headquarters of Lincoln National Life Insurance Co., located at 1300 South Clinton Street, Fort Wayne, Indiana 46802.

Lincoln Life (we, us, our)--Lincoln National Life Insurance Co.

Purchase payments--Amounts paid to purchase an annuity for an annuitant.

Series--American Variable Insurance Series (series), the funds in which purchase payments are invested.

Statement of additional information (SAI)--A document required by the SEC to be provided upon request to a prospective purchaser of a contract, you. This free document gives more information about Lincoln Life, the VAA and the variable annuity contract.

Subaccount--That portion of the VAA that reflects investments in accumulation and annuity units of a particular fund. There is a separate subaccount which corresponds to each fund.

Surrender--A contract right that allows you to terminate your contract and receive your cash surrender value. See The contracts.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of business on a particular valuation date and ending at the close of business on the next valuation date.

Withdrawal--A contract right that allows you to obtain a portion of your cash surrender value.

Expense tables

Contractowner transaction expenses:

 . The maximum contingent deferred sales charge

(as a percentage of purchase payments surrendered/withdrawn):    6%

The contingent deferred sales charge percentage is reduced over time. The later a redemption occurs, the lower the contingent deferred sales charge with respect to those withdrawals. See Contingent deferred sales charges.

(Note: This charge may be waived in certain cases. See Contingent deferred sales charges.)

Annual contract fee:    $35

This is a single charge assessed against the contract value on the last valuation date of each contract year and upon full surrender; it is not a separate charge for each subaccount.

Variable Annuity Account H annual expenses:

(as a percentage of average account value for each subaccount):

                                 For each subaccount*
Mortality and expense risk fees    1.25%

Account fees and expenses           .10%

Total Account H annual expenses    1.35%

Annual expenses of the funds:
(as a percentage of each fund's average net assets):

                                    Management      Other          Total
                                    fees        +   expenses  =    expenses
----------------------------------------------------------------------------
1. Growth                             .44%           .03%           .47%
----------------------------------------------------------------------------
2. International                      .65            .10            .75
----------------------------------------------------------------------------
3. Growth-Income                      .41            .03            .44
----------------------------------------------------------------------------
4. Asset Allocation                   .49            .03            .52
----------------------------------------------------------------------------
5. High-Yield Bond                    .51            .03            .54
----------------------------------------------------------------------------
6. Bond Fund                          .60            .05            .65
----------------------------------------------------------------------------
7. U.S. Govt./AAA-Rated Securities    .51            .03            .54
----------------------------------------------------------------------------
8. Cash Management                    .46            .03            .49
----------------------------------------------------------------------------

*The VAA is divided into eight separately-named subaccounts, each of which, in turn, invests purchase payments in its respective fund.

Examples

(reflecting expenses both of the VAA and of the funds)

If you surrender your contract at the end of the applicable time period, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                         1 year    3 years      5 years     10 years
---------------------------------------------------------------------
1. Growth                 $79       $108         $129        $215
---------------------------------------------------------------------
2. International           82        117          145         247
---------------------------------------------------------------------
3. Growth-Income           78        107          128         213
---------------------------------------------------------------------

-------------------------------------------------------------------------------
4. Asset Allocation                  79        109          131         219
-------------------------------------------------------------------------------
5. High-Yield Bond                   79        109          132         220
-------------------------------------------------------------------------------
6. Bond Fund**                       80        113            -           -
-------------------------------------------------------------------------------
7. U.S. Govt./AAA-Rated Securities   79        109          132         220
-------------------------------------------------------------------------------
8. Cash Management                   79        108          129         215
-------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:


                                   1 year    3 years      5 years     10 years
-------------------------------------------------------------------------------
1. Growth                           $19        $58         $ 99        $215
-------------------------------------------------------------------------------
2. International                     22         67          115         247
-------------------------------------------------------------------------------
3. Growth-Income                     18         57           98         213
-------------------------------------------------------------------------------
4. Asset Allocation                  19         59          101         219
-------------------------------------------------------------------------------
5. High-Yield Bond                   19         59          102         220
-------------------------------------------------------------------------------
6. Bond Fund**                       20         63           -            -
-------------------------------------------------------------------------------
7. U.S. Govt./AAA-Rated Securities   19         59          102         220
-------------------------------------------------------------------------------
8. Cash Management                   19         58           99         215
-------------------------------------------------------------------------------

  * These expenses, calculated as mandated by the SEC, reflect the annual contract fee as the ratio of the total contract fees collected in the most recent fiscal year to the total average net assets of the account.

 ** These expenses are estimated amounts for the fiscal year ended November 30, 1995.

All of the figures provided under the subheading Annual expenses of the funds and part of the data used to produce the figures in the examples were supplied by the underlying portfolio company (series) through the VAA's principal underwriter, American Funds Distributors, Inc. We have not independently verified this information.

This table is provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses both of the VAA and of the eight funds. For more complete descriptions of the various costs and expenses involved, see Charges and other deductions in this Prospectus, and Fund Organization and Management in the Prospectus for the series. Premium taxes may also be applicable, although they do not appear in the table. The examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. This table is unaudited.

Synopsis

What type of contract am I buying? It is an individual annuity contract issued by Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus is intended to provide disclosure only about the variable portion of the contract. See The contracts.

What is the variable annuity account (VAA)? It is a segregated asset account established under Indiana insurance law, and registered with the SEC as a unit investment trust. The assets of the

VAA are allocated to one or more subaccounts, according to your investment choice. Those assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Through its various subaccounts, the VAA uses your purchase payments to purchase series shares, at your direction, in one or more of the following investment funds of the series: Growth, International, Growth-Income, Asset Allocation, High-Yield Bond, Bond, U.S. Government/AAA-Rated Securities, and Cash Management. In turn, each fund holds a portfolio of securities consistent with its own particular investment policy. See Investments of the variable annuity account and Description of the series.

Who invests my money? The investment advisor for the series is CRMC, Los Angeles, California. CRMC is a long-established investment management organization, and is registered as an investment advisor with the SEC. See Investments of the variable annuity account and Investment advisor.

How does the contract work? Once we approve your application, you will be issued your individual annuity contract. During the accumulation period, while you are paying in, your purchase payments will buy accumulation units under the contract. Should you decide to annuitize (that is, change your contract to a payout mode rather than an accumulation mode), your accumulation units will be converted to annuity units. Your periodic annuity payout will be based upon the number of annuity units to which you became entitled at the time you decided to annuitize and the value of each unit on the valuation date. See The contracts.

What charges are associated with this contract? At the end of each contract year and at the time of surrender, we will deduct $35 from your contract value as a maintenance charge.

Should you decide to withdraw contract value before your purchase payments have been in your contract for a certain minimum period, you will incur a contingent deferred sales charge of anywhere from 1% to 6%, depending upon how many full contract years those payments have been in the contract. (Note: This sales charge is not assessed upon annuitization, upon the death of the annuitant or where total and permanent disability occurs after the contract effective date and before the annuitant's 65th birthday.)

If your state assesses a premium tax with respect to your contract, then at the time the tax is incurred (or at such other time as we may choose), we will deduct those amounts from purchase payments or contract value, as applicable. See Charges and other deductions and Deductions for premium taxes.

We assess an annual administrative charge of 0.10% against the daily net asset value of the variable annuity account as a whole, including that portion of the account attributable to your purchase payments. In addition, we assess an annual charge of 0.80% of net asset value for the mortality risk guarantee given in the contract, and 0.45% is made for administrative expense risks assumed by us. For a complete discussion of the charges associated with the contract, see Charges and other deductions.

The series pays a fee to its investment advisor, CRMC, based upon the average daily net asset value of each fund in the series. See Investments of the variable annuity account - Investment advisor. In addition, there are other expenses associated with the daily operation of the series. These are more fully described in the Prospectus for the series.

How much must I pay, and how often? Subject to the minimum and maximum payments stated on the first page of the Prospectus, the amount and frequency of your payments are completely flexible. See The contracts - Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you elect an annuity payout option. Once you have done so, your periodic payout will be based upon a number of factors. If you participate in the VAA, the changing values of the funds in which you have invested will be one factor. See Annuity payouts. Remember that participants in the VAA benefit from any gain, and take a risk of any drop, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? If you are the annuitant and also the contractowner, then the beneficiary whom you designate will receive either the GMDB, or the then current value of the contract, whichever is greater. Your beneficiary will have certain options for how the money is to be paid out. A contractowner who is not also the annuitant is subject to certain special rules. See The contracts-Death benefit before annuity commencement and Death of contractowner.

May I transfer contract value between funds in the series? Yes; however, there are limits on how often you may do so. See The contracts-Transfers of accumulation units between subaccounts and Transfers on or following the annuity commencement date.

May I transfer contract value from the fixed to the variable side of the contract, and vice-versa? Yes, subject once again to specific restrictions in the contract. See The contracts - Transfers of accumulation units to and from the General Account.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to restrictions imposed under certain retirement plans. Contractowners under a public school system or tax-exempt institution qualifying under Section 403(b) of the code are subject to special restrictions upon surrender and withdrawal.

If you surrender the contract or make a withdrawal, certain charges may be assessed, as discussed above and under Charges and other deductions. In addition, the Internal Revenue Service (IRS) may assess a 10% premature withdrawal penalty tax. A surrender or a withdrawal may be subject to 20% withholding. See Federal tax status and withholding.

Do I get a free look at this contract? Yes. If within ten days (or a longer period if required by law) of the date you first receive the contract you return it, postage prepaid to the home office of Lincoln Life, it will be canceled. However, except in some states, during this period, you assume the risk of a market drop with respect to purchase payments which you allocate to the variable side of the contract. See Return privilege.

Condensed financial information for the variable annuity account accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for each of the seven years in the period ended December 31, 1995 comes from the VAA's financial statements. It should be read in conjunction with the VAA's financial statements and notes which are all included in the SAI.

                                       1989*     1990      1991        1992       1993        1994        1995
----------------------------------------------------------------------------------------------------------------
Growth subaccount
Accumulation unit value
 .Beginning of period.............     $1.000     1.009      .952       1.252       1.369       1.571       1.558
 .End of period...................     $1.009      .952     1.252       1.369       1.571       1.558       2.049
Number of accumulation units
 .End of period (000's omitted)...     48,888   198,367   486,812     752,797     980,310   1,133,151   1,335,028
----------------------------------------------------------------------------------------------------------------
Growth-Income subaccount
Accumulation unit value
 .Beginning of period.............      1.000     1.021      .982       1.202       1.280       1.418       1.428
 .End of period ..................      1.021      .982     1.202       1.280       1.418       1.428       1.875
Number of accumulation units
 .End of period (000's omitted)...     88,723   340,270   703,495   1,122,418   1,500,824   1,680,732   1,877,129
----------------------------------------------------------------------------------------------------------------
International subaccount**
Accumulation unit value
 .Beginning of period ............      N/A       1.000      .947       1.044       1.021       1.354       1.361
 .End of period ..................      N/A        .947     1.044       1.021       1.354       1.361       1.514
Number of accumulation units
 .End of period (000's omitted)...      N/A      78,763   200,309     360,734     697,520     984,460   1,078,152
----------------------------------------------------------------------------------------------------------------
Asset Allocation subaccount
Accumulation unit value
 .Beginning of period.............      1.000     1.022      .998       1.200       1.284       1.399       1.377
 .End of period ..................      1.022      .998     1.200       1.284       1.399       1.377       1.760
Number of accumulation units
 .End of period (000's omitted)...     41,276   110,929   174,468     285,119     410,464     448,248     480,392
----------------------------------------------------------------------------------------------------------------
High-Yield Bond subaccount
Accumulation unit value
 .Beginning of period.............      1.000     1.006     1.031       1.287       1.429       1.641       1.513
 .End of period ..................      1.006     1.031     1.287       1.429       1.641       1.513       1.818
Number of accumulation units
 .End of period (000's omitted)...      5,671    17,624    47,739     101,884     191,433     216,546     256,041
----------------------------------------------------------------------------------------------------------------
U.S. Government/AAA-Rated subaccount
Accumulation unit value
 .Beginning of period.............      1.000     1.018     1.089       1.246       1.323       1.451       1.369
 .End of period...................      1.018     1.089     1.246       1.323       1.451       1.369       1.559
Number of accumulation unit.
 .End of period (000's omitted)...     13,695    59,506   139,710     212,716     282,851     282,879     296,349
----------------------------------------------------------------------------------------------------------------
Cash Management subaccount
Accumulation unit value
 .Beginning of period.............      1.000     1.029     1.095       1.140       1.161       1.177       1.206
 .End of period ..................      1.029     1.095     1.140       1.161       1.177       1.206       1.256
Number of accumulation units
 .End of period (000's omitted)...     23,046    96,578   106,259     133,763     106,323     141,512     130,252
----------------------------------------------------------------------------------------------------------------

*The VAA began operations on August 1, 1989, so the figures for 1989 represent experience of less than one year.
**The International subaccount began operations on May 1, 1990, so the figures for 1990 represent experience of less than one year.
There is a Bond Fund but it is not in the chart because it did not begin activity until 1996.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges and contract fees. Results calculated without contingent deferred sales charges or contract fees will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.


Financial statements

The financial statements for the VAA and Lincoln Life are located in the SAI. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500, Ext. 4912.


Lincoln National Life Insurance Co.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.


Variable annuity account (VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.


Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each series fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The Series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.


Investment advisor

The investment advisor for the series is CRMC, 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the series, the investment advisor receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchase and Redemption of Shares, in the Prospectus for the series.


Description of the series

The series was organized as a Massachusetts business trust in 1983 and is registered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has eight separate portfolios of funds. The series' Board of Trustees may at any time establish additional funds, which may or may not be available to the VAA. The series offers shares to insurance company separate accounts only. Lincoln National Life Insurance Co., for its separate account H, is a shareholder of the series. Fund assets are segregated and a shareholder's interest is limited to those funds in which the shareholder owns shares.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the series which is included in this booklet. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


1. Growth Fund -- This fund seeks to provide growth of capital. Whatever current income is generated by the fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the fund's objective of capital growth will be sought by investing primarily in common stocks or securities with common stock characteristics.

2. International Fund -- The investment objective is long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

3. Growth-Income Fund -- The investment objective is growth of capital and income. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the assets of the Growth-Income Fund consist principally of a diversified group of common stocks, but other types of securities may be held when deemed advisable including preferred stocks and corporate bonds, including convertible bonds.

4. Asset Allocation Fund -- This fund seeks total return (including income and capital gains) and preservation of capital over the long-term by investing in a diversified portfolio of securities. These securities can include common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less).

5. High-Yield Bond Fund -- The investment objective is a fully managed, diversified bond portfolio. It seeks high current income and secondarily seeks capital appreciation. This fund will generally be invested substantially in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

6. Bond Fund -- The Bond Fund seeks a high level of current income as is consistent with the preservation of capital by investing in a broad variety of fixed income securities including: marketable corporate debt securities, loan participations, U.S. Government Securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Please note: As of the date of this Prospectus, the Bond Fund is not yet available in all states. Please consult your investment dealer for current information about the Bond Fund's availability.

7. U.S. Government/AAA-Rated Securities Fund -- This fund seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA or Aaa.

8. Cash Management Fund -- The investment objective is high yield while preserving capital by investing in a diversified selection of money market instruments.

Sale of fund shares by the series

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectus for the series.

Reinvestment

All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, deletion or substitution of investments

We reserve the right, within the law, to make additions, deletions and substitutions for the series and/or any funds within the series in which the VAA participates. (We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract.) No substitution of the shares attributable to your account may take place without notice to you and before approval of the SEC, in accordance with the 1940 Act.



Charges and other deductions


Maintenance and administrative charge

We will deduct a contract maintenance charge of $35 per contract year. This charge will be deducted from the contract value on the last valuation date of each contract year to compensate us for administrative services provided to you. This charge will also be deducted from the contract value upon surrender. In addition, we deduct from the VAA an amount, computed daily, which is equal to an annual rate of .10% of the daily net asset value of the VAA, to compensate us for our administrative services.

Among the administrative services which we provide to you are processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including automatic withdrawal services), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services.


Contingent deferred sales charge

A contingent deferred sales charge does apply (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:

                           Number of complete contract years that
                           a purchase payment has been invested
-------------------------------------------------------------------
                              Less     At
                              than     least
                              2 years  2    3    4    5    6    7+

Contingent deferred sales
charge as a percentage of
the surrendered or
withdrawn purchase payments   6%       5    4    3    2    1    0

A contingent deferred sales charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

2. The first withdrawal of contract value during a contract year to the extent the withdrawal does not exceed 10% of the purchase payments (this 10% withdrawal exception does not apply to a surrender of a contract);

3. Automatic withdrawals, not in excess of 10% of the purchase payments during a contract year, made by non-trustee contractowners who are at least 59 1/2;

4. A surrender of a contract or withdrawal of contract value as a result of the annuitant's permanent and total disability [as defined in section 22(e)(3) of the code], after the effective date of the contract and before the annuitant's 65th birthday;

5. A surrender of a contract or withdrawal of contract value of a contract issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Lincoln National Corp. or The Capital Group, Inc. or their affiliated or managed companies (based upon the contractowner's status at the time the contract was purchased); and

6. A surrender of the contract as a result of the death of the annuitant. However, these charges are not waived for withdrawals except as provided in No. 1 above, nor are they waived as a result of the death of a contractowner who is not the annuitant.

The contingent deferred sales charge is calculated separately for each contract year's purchase payments to which a charge applies. (For purposes of calculating this charge, we assume that purchase payments are withdrawn on a first in-first out basis, and that all purchase payments are withdrawn before any earnings are withdrawn.) The contingent deferred sales charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.


Deductions from the VAA for assumption of mortality and expense risks

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.25% of the daily net asset value, to compensate us for our assumption of certain risks described below. This charge is made up of two parts: (1) Our assumption of mortality risks (0.80%) and (2) Our assumption of expense risks (0.45%). The level of this charge is guaranteed and will not change.

Our assumption of mortality risks guarantees that the annuity payouts made to our contractowners will not be affected by the mortality experience (life span) either of persons receiving those payouts or of the general population. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which cannot be changed. We also assume the mortality risk inherent in the death benefit before the annuity commencement date.

We anticipate that the charges for administrative expenses, which cannot be increased by us, will cover administrative costs; however, we assume the expense risk that those charges will be insufficient to cover those costs. See Maintenance and administrative charge for a partial list of the administrative services provided. As indicated, we do not intend to profit from the stated administrative charges. If the charges prove to be insufficient, the excess costs will be absorbed by us.

We expect to profit from the daily deduction for mortality and expense risks. This profit, as well as any other profit realized by us and held in the General Account (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of sales and distribution expenses. (Based on our actuarial determination, we do not anticipate that the contingent deferred sales charge will cover all sales expenses which we will incur in connection with the contract.)


Deductions for premium taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from 0.5% to 4.0%.


Other charges and deductions

There are deductions from and expenses paid out of the assets of the underlying series that are described in the Prospectus for the series.


Additional information

Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.

The administrative and contingent deferred sales charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and contingent deferred sales charges applicable to a particular contract will be stated in that contract.



The contracts


Purchase of contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

If a completed application and all other information necessary for processing a purchase order are received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately (unless you specifically authorize us to keep it until the application is complete). Once the application is complete, the initial purchase payment must be priced within two business days.


Who can invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The annuitant cannot be older than age 85.


Purchase payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $1,500 for nonqualified contracts and Section 403(b) transfers/rollovers; and $300 for qualified contracts. The minimum annual amount for subsequent purchase payments is $300 for nonqualified and qualified contracts, with a minimum of $25 per payment. Purchase payments in total may not exceed $1 million for each annuitant. If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $300. Payments may be resumed at any time until the annuity commencement date, the surrender of the contract or the death of the annuitant, whichever comes first.


Valuation date

Accumulation and annuity units will be valued once daily at the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of purchase payments

Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund of the series, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20 under the contract. Upon allocation to the appropriate subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., E.S.T. If the purchase payment is received at or after 4:00 p.m., E.S.T., we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units

Accumulation units for each subaccount are valued separately. Initially, the value of each accumulation unit was set at $1.00. Thereafter, the value of an accumulation unit in any subaccount on any valuation date equals the value of an accumulation unit in that subaccount as of the preceding valuation date multiplied by the net investment factor of that subaccount for the current valuation period.

To determine the net investment factor, first we calculate a gross investment rate for each fund for the valuation period. This rate is equal to (a) the investment income of the fund for the valuation period (plus capital gains and minus capital losses for the period, realized or unrealized); minus (b) a daily charge against net assets for investment advisory services and other expenses accrued by the fund for each day of the valuation period; then (c) the remainder is divided by the net asset value of the fund at the beginning of the valuation period. This gross investment rate may be positive or negative.

Once the gross investment rate is determined, we then derive the net investment rate for each subaccount. That rate is equal to the gross investment rate for the fund minus a daily charge at an annual rate of 1.35% for each day of the valuation period.

Finally, to obtain the net investment factor for each subaccount, we add
1.000000 to its net investment rate for the valuation period.


Transfers between subaccounts before the annuity commencement date

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values as of the valuation date immediately following receipt of the transfer request. There is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for transfers between subaccounts, subject to approval of the SEC.

Transfers between subaccounts are restricted to six times every contract year. We reserve the right to waive this six-time limit. The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount. A transfer may be made by writing to our home office or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call.


Transfers to and from the General Account before the annuity commencement date

You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. These transfers cannot be elected more than six times every contract year. We reserve the right to waive this six-time limit. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side. There is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers to and from the General Account, subject to approval of the SEC.

You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) no more than 25% of the value of the fixed side may be transferred to the subaccount(s) in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed account; and (3) this transfer cannot be made during the first 30 days after the issue date of the contract and cannot be elected more than six times every contract year. We reserve the right to waive any of these restrictions.

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.


Transfers on or following the annuity commencement date

You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. However, on or after the annuity commencement date, no transfers are allowed from the fixed side of the contract to the subaccounts.


Death benefit before the annuity commencement date

You may designate a beneficiary during the life of the annuitant and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

If the annuitant dies before the annuity commencement date, a death benefit equal to the greater of: (1) The GMDB; or (2) The current value of the contract, will be paid to your designated beneficiary.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This payment will occur upon receipt of:
(1) Proof, satisfactory to us, of
the death of the annuitant; (2) Written authorization for payment; and (3) Our receipt of all required claim forms, fully completed.


The GMDB is equal to the sum of all purchase payments plus any attributable gain, minus any withdrawals, partial annuitizations and premium taxes incurred. We determine the attributable gain separately for each contract year on its seventh anniversary (once its surrender charge period has expired). The attributable gain consists of the earnings on a contract year's net purchase payment(s) [purchase payment(s) minus any withdrawals and partial annuitizations, applied on a first-in first-out basis] as of the valuation date just before its seventh anniversary. This amount will then be included in the GMDB calculation.

If contract conditions are met, the GMDB will be increased automatically by us according to the prescribed formula based upon the contract's internal rate of return. For this to occur, the annuitant, as of the seventh anniversary of each eligible contract year, must still be living and must be less than 81 years of age. For more information about GMDB calculations, please refer to the SAI.

At any time during a 60-day period beginning at the time due proof of the death of the annuitant is received by us, the beneficiary may elect to receive payment either in the form of a lump sum settlement or an annuity payout.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. If an election has not been made by the end of the 60-day period, a lump sum settlement will be made to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.

If an annuity payout is elected, the annuity commencement date shall be the date specified in the request but no later than 60 days after we receive satisfactory claim documentation as discussed previously. Payment will be made in accordance with applicable laws and regulations governing payment of death benefits.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the annuitant, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests (There are no restrictions on the beneficiary's use of the proceeds.); and/or

2. If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner or to the contractowner's estate, as applicable.


Joint/contingent ownership

If a joint owner is named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract.

A contingent owner may exercise ownership rights in this contract only after the contractowner dies.


Death of contractowner

If the contractowner of a nonqualified contract dies before the annuity commencement date, then, in compliance with the code, the cash surrender value of the contract will be paid as follows:

1. Upon the death of a nonannuitant contractowner, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the proceeds shall be paid to the annuitant named in the contract; and

2. Upon the death of a contractowner, who is also the annuitant, the death will be treated as death of the annuitant and the provisions of this contract regarding death of annuitant will control. If the recipient of the proceeds is the surviving spouse of the contractowner, the contract may be continued in the name of that spouse as the new contractowner.

The code requires that any distribution be paid within five years of the death of the contractowner unless the beneficiary begins receiving, within one year of the contractowner's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the beneficiary's life expectancy.


Surrenders and withdrawals

Before the annuity commencement date (but not after), we will allow the surrender of the contract or a withdrawal of the contract value upon your written request.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age
59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will be subject to the restrictions.

The contract value available upon surrender/withdrawal is the value of the contract at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the General Account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $300, and the remaining contract value must be at least $300. Where permitted by contract, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value before the annuity commencement date. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax status.

If the total contract value is less than $300, and if no purchase payments have been made for at least two years, we reserve the right to terminate the contract.


Reinvestment privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.


Commissions


The commissions paid to dealers are a maximum of 4.7% (or 5.6% during certain special sales promotions) of each purchase payment; plus an annual continuing commission equal to 0.25% of the value of contract purchase payments invested for at least 15 months; plus an annual persistency bonus equal to 0.50% of each contract year's increased GMDB, paid over a period of eight years. At times, additional sales incentives (up to 0.25% of purchase payments) may be provided to dealers maintaining certain sales volume levels. In addition, the equivalent of 4.7% of contract value can be paid to dealers upon annuitization. These commissions are not deducted from purchase payments or contract value; they are paid by us.


Ownership

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.


Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. Your questions and concerns should be directed to us at 1-800-942-5500.



Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law; however, this date can not be any later than the annuitant's 85th birthday. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the code] and qualified annuity plans [described in Section 403(a) of the code], including H.R.10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity options

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the annuitant would receive no payouts if he/she dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Income with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the annuitant.

Joint-and-Survivor Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint-and-Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor, during their lifetime, receives two thirds of the periodic payout made when both were alive.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, divided by (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the home office receives written notice of the annuitant's death if received before 4:00 p.m. E.S.T. Otherwise, the computation shall be made on the next valuation date.


Other options, with or without withdrawal features, may be made available by us. The mortality and expense risk charge and the charge for administrative services will be assessed on all annuity payouts, including those that do not have a life contingency and therefore no mortality risk.

You may change your annuity commencement date, change your annuity option or change the allocation of your investment among subaccounts up to 30 days before your scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) with 120 monthly payouts guaranteed, except when a joint and survivor payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death will be paid to your beneficiary as payouts become due.

The contract contains no provision under which an annuitant or a beneficiary may surrender their contract or make a withdrawal and receive a lump-sum settlement once annuity payouts have begun. See Surrenders and withdrawals. Options are only available to the extent they are consistent with the requirements of
Section 72(s) of the code, if applicable.


Variable annuity payouts

Variable annuity payouts will be determined using:

1. The contract value before the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the annuitant with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each month thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. There is a more complete explanation of this calculation in the SAI.

Federal tax status

This section is a discussion of the Federal income tax rules applicable to the contracts as of the date of this Prospectus. More information is provided in the SAI. THESE DISCUSSIONS AND THOSE IN THE SAI ARE NOT INTENDED AS TAX ADVICE. This section does not discuss the Federal tax consequences resulting from every possible situation. No attempt has been made to consider any applicable state, local, or foreign tax law, other than the imposition of any state premium taxes (See Deductions for premium taxes). If you are concerned about the tax implications with respect to the contracts, you should consult a tax advisor. The following discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the IRS. No representation is made about the likelihood of continuation of the present Federal income tax laws or their current interpretations by the IRS.

Taxation of nonqualified contracts

You are generally not taxed on increases in the value of your contract until a distribution occurs. This distribution can be in the form of a lump sum payout received by requesting all or part of the cash surrender value (i.e. surrenders/withdrawals) or as annuity payouts. For this purpose, the assignment or pledge of, or the agreement to assign or pledge, any portion of the value of a contract will be treated as a distribution. A transfer of ownership of a contract, or designation of an annuitant (or other beneficiary) who is not also the contractowner, may also result in tax consequences. The taxable portion of a distribution (in the form of a lump sum payout or an annuity) is taxed as ordinary income. For purchase payments made after February 28, 1986, a contract owner who is not a natural person (for example, a corporation) [subject to limited exceptions] will be taxed on any increase in the contract's cash value over the investment in the contract during the taxable year, even if no distribution occurs. (See Section 72(u) of the code.) The next discussion applies to Contracts owned by natural persons.


In the case of a surrender under the contract or withdrawal of contract value, generally amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the investment in the contract at that time. Any additional amount withdrawn is not taxable. The investment in the contract generally equals the portion, if any, of any purchase payment made by or on behalf of an individual under a contract which is not excluded from the individual's gross income.

Even though the tax consequences may vary depending on the form of annuity payout selected under the contract, the Contractowner of an annuity payout generally is taxed on the portion of the annuity payout that exceeds the investment in the contract. For variable annuity payouts, the taxable portion is determined by a formula that establishes a specific dollar amount of each payout that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payouts. For fixed annuity payouts, there generally is no tax on the portion of each payout that represents the same ratio that the investment in the contract bears to the total expected value of payouts for the term of the annuity; the remainder of each payout is taxable. For individuals whose annuity starting date is after December 31, 1986, the entire distribution (whether fixed or variable) will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the contract.

There may be imposed a penalty tax on distributions equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, which generally are distributions:


1. Received on or after the Contractowner attaining age 59 1/2;

2. Made as a result of death or disability of the Contractowner;

3. Received in substantially equal periodic payments such as a life annuity (subject to special recapture rules if the series of payouts is subsequently modified);

4. Under a qualified funding asset in a structured settlement;

5. Under an Immediate Annuity Contract as defined in the code; and/or

6. Under a contract purchased in connection with the termination of certain retirement plans.

Qualified contracts

The contracts may be purchased in connection with the following types of tax-favored retirement plans:

1. Contracts purchased for employees of public school systems and certain tax-exempt organizations, qualified under Section 403(b) of the code (normally for transfers or rollovers only);

2. Pension and profit-sharing plans of self-employed individuals (H.R. 10 or Keogh plans) or corporations, qualified under Section 401(a) or 403(a) of the code;

3. IRAs, qualified under Section 408 of the code;

4. Deferred compensation plans of state or local governments, qualified under
Section 457 of the code; and/or

5. SEPs, qualified under Section 408(k) of the code.


The tax rules applicable to these plans, including restrictions on contributions and benefits, taxation of distributions and any tax penalties, vary according to the type of plan and its terms and conditions. Participants under such plans, as well as contractowners, annuitant and beneficiaries, should be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contracts. Purchasers of contracts for use with any qualified plan, as well as plan participants and beneficiaries, should consult counsel and other advisors as to the suitability of the contracts to their specific needs, and as to applicable code limitations and tax consequences.
Multiple contracts

All contracts entered into after October 21, 1988, and issued by the same insurance company (or its affiliates) to the same contractowner during any calendar year will be treated as a single contract for tax purposes.

Investor control

The Treasury Department has indicated that guidelines may be issued under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the contractowner has excessive control over the investments underlying the contract. The issuance of those guidelines may require us to impose limitations on your right to control the investment. We do not know whether any such guidelines would have a retroactive effect.

Withholding

Generally, pension and annuity distributions are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Under the Unemployment Compensation Amendments of 1992 (UCA), 20% income tax withholding may apply to eligible rollover distributions. All taxable distributions from qualified plans and Section 403(b) annuities are eligible rollover distributions, except (1) annuities paid out over life or life expectancy, (2) installments paid for a period spanning 10 years or more, and
(3) required minimum distributions. The UCA imposes a mandatory 20% income tax withholding on any eligible rollover distribution that the contractowner does not elect to have paid in a direct rollover to another qualified plan, Section 403(b) annuity or individual retirement account. Distributions from Section 457 plans are subject to the general wage withholding rules.

Voting rights

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in funds of the series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Series shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the series. Since the series engages in shared funding, other persons or entities besides Lincoln Life may vote series shares. See Sale of fund shares by the series.

Distribution of the contracts

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, CA 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the date of receipt of the cancellation, plus any contract maintenance and administrative fees and any premium taxes which had been deducted. No contingent deferred sales charge will be made. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Restrictions under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2. Retirement; or

3. Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.

Records and reports

As presently required by the 1940 Act and applicable regulations, we will maintain all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


Lincoln National Variable Annuity Account E and Lincoln Life Flexible
Premium Variable Life Accounts F, G and J (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln National Life Insurance Co. (Lincoln Life) which also invest in the series. The series also offers shares of the funds to other segregated investment accounts.

Statement of Additional Information table of contents for Separate Account H

Item

General Information and History of Lincoln Life................................

Special Terms..................................................................

Services.......................................................................

Purchase of Securities Being Offered...........................................

Underwriters...................................................................

Item...........................................................................

Calculation of Investment Results..............................................

Annuity Payments...............................................................

Federal Tax Status.............................................................

Automatic Increase in the Guaranteed Minimum Death Benefit.....................

Advertising and Sales Literature...............................................

Financial Statements...........................................................


For a free copy of the SAI please see page one of this booklet.

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

                            THE AMERICAN LEGACY II

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                                 (REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                  (DEPOSITOR)

This Statement of Additional Information should be read in conjunction with the Prospectus of Lincoln National Variable Annuity Account H dated April 1, 1996. You may obtain a copy of the Account H Prospectus on request and without charge. Please write Kim Oakman, The Lincoln National Life Insurance Company, P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500, Extension 4912.

                                ____________

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

                      TABLE OF CONTENTS

ITEM                                                     PAGE
General Information and History of Lincoln Life           B-2
Special Terms                                             B-2
Services                                                  B-2
Purchase of Securities Being Offered                      B-2
Underwriters                                              B-2
Calculation of Investment Results                         B-3
Annuity Payments                                          B-5
Federal Tax Status                                        B-5
Automatic Increase in the Guaranteed Minimum
 Death Benefit                                            B-8
Advertising and Sales Literature                          B-9
Financial Statements                                      B-10

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 1, 1996.

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)
                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      GENERAL INFORMATION AND HISTORY OF
          THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Lincoln Life)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct insurance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, "Valuation Date", the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

CUSTODIAN

The custodian for the securities purchased by the Series is State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101. Custodian, as authorized by the Series, will hold, transfer, exchange, deliver or loan the Series' securities, and will maintain certain cash accounts in support of those functions.

INDEPENDENT AUDITORS

The financial statements of the Variable Account and the consolidated financial statements and schedules of Lincoln Life appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon also appearing elsewhere herein and in the Registration Statement. Such financial statements and schedules have been included herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the Variable Account are maintained by Lincoln Life or by third parties responsible to Lincoln Life. No separate charge against the assets of the Variable Account is made by Lincoln Life for this service.

PRINCIPAL UNDERWRITER

American Funds Distributors, Inc. (AFD), 333 South Hope St., Los Angeles, California 90071, is the principal underwriter for the Variable Annuity Contracts.

                    PURCHASE OF SECURITIES BEING OFFERED

The Variable Annuity Contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with AFD and whose personnel are legally authorized to sell annuity products. Although there are no special purchase plans for any class of prospective buyers, the contingent deferred sales charge normally assessed upon surrender or withdrawal of contract value will be waived for officers, directors or bona fide full time employees of LNC, The Capital Group, Inc., their affiliated or managed companies, and certain other persons. See "Contingent Deferred Sales Charges" in the Prospectus.

Both before and after the Annuity Commencement Date, there are exchange privileges between sub-accounts, and from the Variable Account to the General Account, subject to restrictions set out in the Prospectus. See "The Contracts", in the Prospectus. No exchanges are permitted between the Variable Account and other separate accounts.

                                UNDERWRITERS

Lincoln Life has contracted with AFD, a licensed broker-dealer, to distribute the Variable Contracts through certain legally authorized sales persons and organizations (Brokers). AFD and its Brokers are compensated under a standard Compensation Schedule.

The offering of the Contracts is continuous.

                     CALCULATION OF INVESTMENT RESULTS

(a) Average Annual Total Return:
The tables below show, for the various Sub-Accounts of the Variable Account, an Average Annual Total Return as of the stated periods, based upon a hypothetical initial purchase payment of $1,000, calculated according to the formula set out after the tables. The average Annual Total Return has been calculated to show the Average Annual Total Return for a hypothetical contract with the Enhanced Guaranteed Minimum Death Benefit ("EGMDB") and without it. Although the Variable Account commenced activity in 1989 and the EGMDB did not become available until 1997, these figures are calculated as if the Account had commenced activity at the same time as the underlying Funds.

                        AVERAGE ANNUAL TOTAL RETURN
                      PERIOD ENDING DECEMBER 31, 1995


                                              1-YEAR PERIOD                5-YEAR PERIOD                 10-YEAR PERIOD
                                      Without EGMDB    With EGMDB   Without EGMDB   With EGMDB    Without EGMDB   With EGMDB
                                      -------------    ----------   -------------   ----------    -------------   ----------
Growth Sub-account                    25.45%                    %    16.26%                  %    15.02%                   %
  (as if commenced activity 2/8/84)

International Sub-account              5.11                           9.49                         7.26*
  (commenced activity 5/1/90)

Growth-Income Sub-account             25.17                          13.50                        11.80
  (as if commenced activity 2/8/84)

Asset Allocation Sub-account          21.78                          11.68                         9.03*
  (commenced activity 8/1/89)

High-Yield Bond Sub-account           14.08                          11.69                        10.43
  (as if commenced activity 2/8/84

U.S. Gov't./AAA Sub-account            7.78                           7.06                         6.89
  (as if commenced activity 12/1/85)

Cash Management Sub-account            1.93                           2.34                         4.19
  (as if commenced activity 2/8/84)


*The lifetime of this sub-account is less than the complete period indicated.

See the date the sub-account commenced activity under its name.

The length of the periods and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula--

                                    n
                               P(1 + T) = ERV

  Where:P = a hypothetical initial purchase payment of $1,000

        T = average annual total return for the period in question

        n = number of years

      ERV = redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to Contractowner accounts; 2) all applicable non-recurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question. The results shown in the table above relate to the contract form containing the highest level of charges.

b) Non-Standardized Investment Results:

The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a "cumulative" and/or "annualized" basis.

"Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the Unit Value at the beginning of the base period.

"Annualized" quotations are arrived at by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.


                                                          NON-STANDARDIZED INVESTMENT RESULTS
                                                              SUB-ACCOUNTS OF ACCOUNT H*

$10,000 invested in                                                       ...would have grown to this amount on
this fund through                                                                  December 31, 1995**
American Legacy II
this many years ago...
                                                           Without EGMDB*
                                                           --------------
                                             Growth              Growth-Income     High-Yield Bond      Cash Management
                                         ------------------    -----------------  -----------------    -----------------
    Number                                         Compound             Compound           Compound             Compound
      of                                            Growth               Growth             Growth               Growth
    Years                Periods         Amount      Rate      Amount     Rate    Amount     Rate      Amount     Rate
------------------------------------------------------------------------------------------------------------------------
      1             12/31/94-12/31/95      $13,152     31.52%   $13,124    31.24%   $12,016    20.16%    $10,414    4.14%
      2             12/31/93-12/31/95       13,040     14.19     13,218    14.97     11,079     5.25      10,673    3.31
      3             12/31/92-12/31/95       14,967     14.39     14,646    13.56     12,727     8.37      10,811    2.63
      4             12/31/91-12/31/95       16,360     13.09     15,596    11.75     14,124     9.02      11,010    2.43
      5             12/31/90-12/31/95       21,515     16.56     19,096    13.81     17,641    12.02      11,467    2.78
      6             12/31/89-12/31/95       20,300     12.52     18,360    10.66     18,014    10.37      12,208    3.38
Lifetime of fund    2/8/84-12/31/95         48,740     14.25     44,891    13.46     36,668    11.54      17,199    4.26

                                                            With EGMDB
                                                            ----------
                                             Growth              Growth-Income     High-Yield Bond      Cash Management
                                         ------------------    -----------------  -----------------    -----------------
    Number                                         Compound             Compound           Compound             Compound
      of                                            Growth               Growth             Growth               Growth
    Years                Periods         Amount      Rate      Amount     Rate    Amount     Rate      Amount     Rate
------------------------------------------------------------------------------------------------------------------------
      1             12/31/94-12/31/95    $                %    $               %  $               %    $               %
      2             12/31/93-12/31/95
      3             12/31/92-12/31/95
      4             12/31/91-12/31/95
      5             12/31/90-12/31/95
      6             12/31/89-12/31/95
Lifetime of fund    2/8/84-12/31/95

                                            Without EGMDB                      With EGMDB
                                            -------------                      ----------
                                            U.S. Govt/AAA                    U.S. Govt/AAA
                                         ------------------               ------------------
                                                   Compound                         Compound
                                                    Growth                           Growth
                                          Amount     Rate                  Amount     Rate
                                         ------------------               ------------------
      1            12/31/94-12/31/95     $11,385     13.85%               $                %
      2            12/31/93-12/31/95      10,745      3.56
      3            12/31/92-12/31/95      11,786      5.63
      4            12/31/91-12/31/95      12,513      5.76
      5            12/31/90-12/31/95      14,315      7.44
      6            12/31/89-12/31/95      15,314      7.36
Lifetime of fund    12/1/85-12/31/95      20,472      7.34

                                          Asset Allocation                 Asset Allocation
                                         ------------------               ------------------
                                                   Compound                         Compound
                                                    Growth                           Growth
                                          Amount     Rate                  Amount     Rate
                                         ------------------               ------------------
      1             12/31/94-12/31/95     $12,785     27.85%              $                %
      2             12/31/93-12/31/95      12,578     12.15
      3             12/31/92-12/31/95      13,704     11.07
      4             12/31/91-12/31/95      14,671     10.06
      5             12/31/90-12/31/95      17,634     12.01
      6             12/31/89-12/31/95      17,218      9.48
Lifetime of fund     8/1/89-12/31/95       17,601      9.21

                                            International                    International
                                         ------------------               ------------------
                                                   Compound                         Compound
                                                    Growth                           Growth
                                          Amount     Rate                  Amount     Rate
                                         ------------------               ------------------
      1            12/31/94-12/31/95     $11,118     11.18%               $                %
      2            12/31/93-12/31/95      11,180      5.74
      3            12/31/92-12/31/95      14,821     14.01
      4            12/31/91-12/31/95      14,500      9.73
      5            12/31/90-12/31/95      15,990      9.84
Lifetime of fund     5/1/89-12/31/95      15,136      7.59


*Enhanced Guaranteed Minimum Death Benefit ("EGMDB")

*Although the Variable Account commenced activity in 1989, these figures are calculated as if the Account had commenced activity at the same time as the underlying Funds.
**For purposes of determining these investment results, American Legacy II's
 1.35% annual asset charge and administrative fee have been taken into account. However, the annual maintenance fee of $35 is not reflected and these examples do not assume redemption at the end of the period.

                              ANNUITY PAYMENTS

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will be determined on the basis of: (1) the value of the Contract prior to the Annuity Commencement Date; (2) the annuity tables contained in the Contract; (3) the type of Annuity Option selected; and (4) the investment results of the Fund(s) selected. In order to determine the amount of variable annuity payments, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first monthly payment; and third, it calculates the value of the Annuity Units each month thereafter. These steps are explained below.

The dollar amount of the first monthly variable annuity payment is determined by applying the total value of the Accumulation Units credited under the Contract valued as of the fourteenth day prior to the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the Contract. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The 4% interest rate stated above is the measuring point for subsequent annuity payments. If the actual Net Investment Rate (annualized) exceeds 4%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payments will decrease. If the assumed rate of interest were to be increased, annuity payments would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in Contracts that are not associated with employer sponsored plans and not prohibited by law.

At an Annuity Commencement Date, the Annuitant is credited with Annuity Units for each sub-account on which variable annuity payments are based. The number of Annuity Units to be credited is determined by dividing the amount of the first monthly payment by the value of an Annuity Unit in each sub-account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Fund. The amount of the second and subsequent annuity payments is determined by multiplying the Contractowner's fixed number of Annuity Units in each sub-account by the appropriate Annuity Unit value for the

Valuation Date ending 14 days prior to the date that payment is due.

The value of each sub-account Annuity Unit will be set initially at $1.00. The Annuity Unit value for each sub-account at the end of any Valuation Date is determined by multiplying the sub-account Annuity Unit value for the immediately preceding Valuation Date by the product of:

  (a) The net investment factor of the sub-account for the Valuation Period for which the Annuity Unit value is being determined, and

  (b) A factor to neutralize the assumed investment return in the annuity table.

The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of annuity payments and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL

Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

                              FEDERAL TAX STATUS

GENERAL

The operations of the Variable Account form a part of, and are taxed with, the operations of Lincoln Life under the Internal Revenue Code of 1986, as amended (the "Code"). Investment income and realized net capital gains on the assets of the Variable Account are reinvested and taken into account in determining the accumulation and annuity unit values. As a result, such investment income and realized net capital gain are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, Lincoln Life believes that the Variable Account investment income and realized net capital gain are not taxed to the extent they are retained as part of the reserves under the Contract. Accordingly, Lincoln Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in Lincoln Life's being taxed on income or gain attributable to the Variable Account, then Lincoln Life may impose a charge against the Variable Account (with respect to some or all

Contracts) in order to make provision for payment of such taxes.

TAX STATUS OF NON-QUALIFIED CONTRACTS

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the Contract be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each of the funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each of the Funds in which the Variable Account invests may be invested. Capital Research and Management Company is not affiliated with Lincoln Life and Lincoln Life does not have control over the Series, or its investments. However, Lincoln Life believes that each Fund in which the Variable Account owns shares will meet the diversification requirements and that therefore the Contracts will be treated as annuities under the Code.

The regulations relating to diversification requirements do not provide guidance concerning the extent to which Contractowners may direct their investments to particular sub-accounts of a separate account. When guidance is provided, the Contract may need to be modified to comply with that guidance. For these reasons, Lincoln Life reserves the right to modify the Contract as necessary to prevent the Contractowner from being considered the owner of the assets of the Variable Account.

In addition to the requirements of Section 817(h), Code Section 72(s) provides that Contracts will not be treated as annuity contracts for purposes of Section 72 unless the Contract provides that (1) if any Contractowner dies on or after the annuity starting date prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the Contractowner's death; and (2) if any Contractowner dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the Contractowner. These requirements are considered satisfied if any portion of the Contractowner's interest that is payable to or for the benefit of a "designated beneficiary" is distributed over that designated beneficiary's life, or a period not extending beyond the designated beneficiary's life expectancy, and if that distribution begins within one year of the Contractowner's death. The "designated beneficiary" must be a natural person. No regulations interpreting these requirements have yet been issued. Thus, no assurance can be given that the provisions contained in Contracts satisfy all such Code requirements. However, Lincoln Life believes that such provisions in such Contracts meet these requirements. Lincoln Life intends to review such provisions and modify them as necessary to assure that they comply with the requirements of Section 72(s) when clarified by Regulations or otherwise.

ANNUITIES FUNDING PLANS GENERALLY

The rules governing the tax treatment of contributions and distributions under such plans, as set forth in the Code and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of Contracts with the various types of plans, based on Lincoln Life's understanding of the current federal tax laws as interpreted by the Internal Revenue Service. Purchasers of Contracts for use with such a plan and plan participants and beneficiaries should consult counsel and other competent advisers as to the suitability of the plan and the Contract to their specific needs, and as to applicable Code limitations and tax consequences. Participants under such plans, as well as Contractowners, annuitants, and beneficiaries, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract.

Following are brief descriptions of the various types of plans and of the use of Contracts in connection therewith.

PUBLIC SCHOOL SYSTEMS AND 501(C)(3) ORGANIZATIONS (SECTION 403(b) PLANS)

Payments made to purchase annuity contracts by public school systems or Code
Section 501(c)(3) organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the employee do not exceed the "exclusion allowance" provided by Section 403(b) of the Code, the over-all limits for excludable contributions of Section 415 of the Code or the limit on elective contributions. Furthermore, the investment results of the Fund credited to the account are not taxable until benefits are received either in the form of annuity payments or in a single sum.

If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates.

QUALIFIED CORPORATE EMPLOYEE'S PENSION AND PROFIT-SHARING TRUSTS
AND QUALIFIED ANNUITY PLANS (SECTION 401(a) PLANS)

Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until distributed. However, the employee may be required to include these amounts in gross income prior to distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Sections 401(a) or 403(a) of the Code are subject to extensive rules, including limitations on maximum contributions or benefits.

Distributions of amounts in excess of non-deductible employee contributions are generally taxable as ordinary income. If an employee or beneficiary receives a "lump-sum distribution," that is, if the employee or beneficiary receives in a single tax year the total amounts payable with respect to that employee, and the benefits are paid as a result of the employee's death or separation from service or after the employee attains 59-1/2, taxable gain may be eligible for special "lump sum averaging" treatment. These special tax rules are not available in all cases.

SELF-EMPLOYED INDIVIDUALS (H.R. 10 OR KEOGH)

Under Code provisions, self-employed individuals may establish plans commonly known as "H.R. 10" or "Keogh plans" for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans; therefore, purchasers of the Contracts for use with H.R. 10 plans should seek competent advice as to suitability of plan documents and the funding contracts.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Under Section 408 of the Code, individuals may participate in a retirement program known as Individual Retirement Annuity (IRA). An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $2,250 if IRAs are maintained for both the individual and his nonworking spouse) or 100% of compensation. However, IRA contributions may be non-deductible in whole or in part if (1) the individual or his spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the individual and his spouse) exceeds a specified amount. Distributions from certain other IRA plans or qualified plans may be "rolled over" to an IRA on a tax deferred basis without regard to the limit on contributions, provided certain requirements are met. Distributions from IRA's are subject to certain restrictions. Deductible

IRA contributions and all IRA earnings will be taxed as ordinary income when distributed. The failure to satisfy certain Code requirements with respect to an IRA may result in adverse tax consequences.

DEFERRED COMPENSATION PLANS (457 PLANS)

Under the Code provisions, employees and independent contractors (participants) performing services for state and local governments and certain tax-exempt organizations may establish deferred compensation plans. While participants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors. The amounts deferred under a plan which meet the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 or 33-1/3% of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before retirement.

SIMPLIFIED EMPLOYEE PENSION PLANS (SECTION 408(k))

An employer may make contributions on behalf of employees to a simplified Employee Pension Plan ("SEPP") as provided by Section 408(k) of the Code. The contributions and distribution dates are limited by the Code provisions. All distributions from the plan will be taxed as ordinary income. Any distribution before the employee attains age 59-1/2 (except in the event of death or disability) or the failure to satisfy certain other Code requirements may result in adverse tax consequences.

TAX ON DISTRIBUTIONS FROM QUALIFIED CONTRACTS

The following rules generally apply to distributions from Contracts purchased in connection with the plans discussed above, other than 457 plans.

The portion, if any, of any contribution under a Contract made by or on behalf of an individual which is not excluded from the employee's gross income (generally, the employee's own non-deductible contributions) constitutes his "investment in the Contract." If a distribution is made in the form of annuity payments, the employee's "investment in the Contract"

(adjusted for certain refund provisions) divided by his life expectancy (or other period for which annuity payments are expected to be made) constitutes a return of capital each year. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. However, for employees whose annuity starting date is after December 31, 1986, all distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of his investment in the Contract. Notwithstanding the above, if the employee's annuity starting date was on or before July 1, 1986 and if his investment in the Contract will be recovered within three years of his annuity starting date, no amount is included in income until he has fully recovered such investment. For amounts distributed after 1986, new rules generally provide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and non-taxable amounts (rather than as a distribution first of non-taxable amounts).

If a surrender of or withdrawal from the Contract is effected and a distribution is made in a single payment, the proceeds may qualify for special "lump-sum distribution" treatment under certain qualified plans, as discussed above. Otherwise, the amount by which the payment exceeds the "investment in the Contract" (adjusted for any prior withdrawals) allocated to that payment, if any, will be taxed as ordinary income in the year of receipt.

Distributions from Section 401(a) Plans, Section 403(b) Plans, IRAs, SEPPs and Keoghs will be subject to (1) a 10% penalty tax if made before age 59-1/2 unless certain other exceptions apply, and (2) a 15% penalty tax on combined annual distributions in excess of $150,000, subject to various special rules. Failure to meet certain minimum distribution requirements for the above plans, as well as for Section 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

Upon an Annuitant's death, the taxation of benefits payable to his beneficiary generally follow these same principles, subject to a variety of special rules. In particular, tax on death benefits paid as a lump-sum may be deferred if, within 60 days after the lump-sum becomes payable, the beneficiary instead elects to receive annuity payments.

OTHER CONSIDERATIONS

It should be understood that the foregoing comments about the federal tax consequences under these Contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local, or foreign tax laws. In recent years, numerous changes have been made in the federal income tax treatment of Contracts and retirement plans, which are not fully discussed above. Before an investment is made in any of the above plans, a tax adviser should be consulted.

AUTOMATIC INCREASE IN THE GUARANTEED MINIMUM DEATH BENEFIT

Subject to the following terms and conditions, once a contract has been in force for a certain period, Lincoln National Life Insurance Company (Lincoln Life) will automatically increase the Guaranteed Minimum Death Benefit (GMDB):

Lincoln Life will automatically increase the GMDB, separately for each Contract Year's Purchase Payment(s), effective upon the seventh anniversary of each eligible Contract Year in which those payments were made (as the contingent deferred sales charge expires on those payments).

The Attributable Gain (AG), used to increase the GMDB, will be calculated based on the Contract Value at the close of business on the last Valuation Date preceding the seventh anniversary of the Contract Year for which the increase is made. The AG will be the amount which results from allocating the total appreciation in the Contract to each Contract Year's Purchase Payments (Adjusted by withdrawals on a first-in-first out (FIFO) basis based on Lincoln Life's internal rate of return (IRR) calculation (as described below).


If a single Purchase Payment was deposited or multiple deposits were made in the first Contract Year only, then, upon adjustment, the increased GMDB will be the Contract Value on the seventh contract anniversary. If on the seventh contract anniversary, the Contract Value is less than Net Purchase Payments, the GMDB will not be adjusted.

If Purchase Payments have been deposited in multiple Contract Years, then, upon adjustment, the increased GMDB will be the sum of all Purchase Payments plus an Attributable Gain, as calculated for each Contract Year which has reached its seventh anniversary, miuus any Withdrawals, partial annuitizations, and premium taxes incurred.

The IRR is the level compound rate of return, calculated by Lincoln Life, at which Purchase Payments less withdrawals will accumulate to the Contract Value on the Contract anniversary beginning with the seventh anniversary. The application of the IRR methodology to any particular Contract Year could allocate gain, if any, in a manner which does not precisely correlate with the Contract's actual investment experience for a particular Contract

Year or Sub-Account. The calculation of the IRR assumes all Purchase Payments and withdrawals occur at the beginning of the year in which they were made. Once the IRR has been determined, the gain attributable to each Contract Year is calculated by applying the IRR to the Purchase Payments, less any withdrawals applied on a FIFO basis.

                       ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:


A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed insurance companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 18 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

STANDARD & POOR's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S INDEX--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the Variable Account and the Series Funds, Lincoln Life intends to illustrate the advantages of the Contracts in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the fixed account; and the compounding effect when a client makes regular deposits to its Account.

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those Sub-Accounts.

AUTOMATIC WITHDRAWAL SERVICE. A service provided by Lincoln Life, through which a Contractowner may take any distribution allowed by Code Section 401(a)(9) in the case of qualified contracts, or permitted under Code Section 72 in the case of non-qualified contracts, by way of an automatically generated payment.

EARNINGS SWEEP. A service provided by Lincoln Life which allows a client to designate one of the variable Sub-Accounts or the Fixed Account as a holding account, and to transfer earnings from that account to any other variable Sub-Account. The Contractowner chooses a specific fund as the holding account. At specific intervals, account value in the holding account fund that exceeds a certain designated baseline amount is automatically transferred to another specific fund(s). The minimum account value required for the Earnings Sweep feature is 10.000.

Lincoln Life's CUSTOMERS. Sales literature for the Variable Account and the Series Funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this Statement of Additional Information, Lincoln Life was serving over 9,500 employers and had more than 750,000 annuity clients.

Lincoln Life's ASSETS, SIZE. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 1994 Lincoln Life was the tenth largest U.S. life insurance company based upon overall assets.


LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENT OF ASSETS AND LIABILITY

December 31, 1995

                                                          Percent                      Growth-                              Asset
                                                          of Net                       Income             Growth          Allocation
ASSETS                                                    Assets      Combined         Account            Account          Account
                                                          ------      --------         -------            -------          -------
  Investments in American Variable Insurance Series at
   net asset value:
    Growth-Income Fund-
      116,492,132 shares at $30.29 per share
        (cost-$2,848,095,725) ...........................  35.9%   $3,528,546,666   $3,528,546,666

    Growth Fund-
      72,475,234 shares at $37.82 per share
        (cost-$2,206,521,918) ...........................  27.9     2,741,013,364                     $2,741,013,364

    Asset Allocation Fund-
       63,577,260 shares at $13.35 per share
        (cost-$723,654,993) .............................   8.6       848,756,416                                       $848,756,416

    High-Yield Bond Fund-
      33,566,440 shares at $13.91 per share
        (cost-$467,981,087) .............................   4.7       466,770,086

    U.S. Government/AAA-Rated Securities Fund-
       40,435,574 shares at $11.47 per share
        (cost-$456,463,632) .............................   4.7       463,796,030

    Cash Management Fund-
       14,921,700 shares at $11.01 per share
        (cost-$165,381,700) .............................   1.7       164,287,916

    International Fund-
       120,037,420 shares at $13.63 per share
        (cost-$1,458,552,905) ...........................  16.6     1,636,110,037
                                                          -----    --------------   --------------    --------------    ------------

TOTAL INVESTMENTS AND TOTAL ASSETS (Cost-$8,326,651,960)  100.1     9,849,280,515    3,528,546,666     2,741,013,364     848,756,416

LIABILITY-Payable to The Lincoln National Life Insurance
           Company ......................................   0.1        11,185,955        4,013,464         3,120,549         964,249
                                                          -----    --------------   --------------    --------------    ------------

                           NET ASSETS                     100.0%   $9,838,094,560   $3,524,533,202    $2,737,892,815    $847,792,167
                                                          =====    ==============   ==============    ==============    ============
Net assets are represented by:
    Units in accumulation period ..................................................  1,877,129,424    1,335,027,962      480,391,844
    Annuity reserves units       ..................................................      2,822,010        1,376,628        1,281,924

    Unit value                   ..................................................         $1.875           $2.049           $1.760

    Value in accumulation period .................................................. $3,519,242,498   $2,735,072,516     $845,535,858
    Annuity reserves             ..................................................      5,290,704        2,820,299        2,256,309
                                                                                    --------------   ---------------    ------------

                                                                                    $3,524,533,202   $2,737,892,815     $847,792,167
                                                                                    ==============   ===============    ============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENT OF ASSETS AND LIABILITY

December 31, 1995                                                                     U.S.
                                                                                  Government/
                                                                     High-Yield    AAA-Rated        Cash
                                                                        Bond       Securities    Management      International
ASSETS                                                                Account       Account       Account           Account
  Investments in American Variable Insurance Series at net asset      -------       -------       -------           -------
   value:
    Growth-Income Fund-
      116,492,132 shares at $30.29 per share
        (cost-$2,848,095,725) ..............................

    Growth Fund-
      72,475,234 shares at $37.82 per share
        (cost-$2,206,521,918) ..............................

    Asset Allocation Fund-
       63,577,260 shares at $13.35 per share
         (cost-$723,654,993) ...............................

    High-Yield Bond Fund-
      33,566,440 shares at $13.91 per share
        (cost-$467,981,087) ................................      $466,770,086

    U.S. Government/AAA-Rated Securities Fund-
       40,435,574 shares at $11.47 per share
         (cost-$456,463,632) ...............................                    $463,796,030

    Cash Management Fund-
       14,921,700 shares at $11.01 per share
         (cost-$165,381,700) ...............................                                  $164,287,916

    International Fund-
       120,037,420 shares at $13.63 per share
         (cost-$1,458,552,905) .............................                                                $1,636,110,037
                                                                  ------------  ------------  ------------  --------------

TOTAL INVESTMENTS AND TOTAL ASSETS  (Cost-$8,326,651,960)          466,770,086   463,796,030   164,287,916   1,636,110,037

LIABILITY-Payable to The Lincoln National Life Insurance
           Company..........................................           527,565       525,637       187,964       1,846,527
                                                                  ------------  ------------  ------------  --------------

                           NET ASSETS                             $466,242,521  $463,270,393  $164,099,952  $1,634,263,510
                                                                  ============  ============  ============  ==============


Net assets are represented by:
    Units in accumulation period ...........................       256,040,854   296,348,892   130,252,214   1,078,152,221
    Annuity reserves units       ...........................           359,431       791,307       436,657       1,634,225

    Unit value                   ...........................            $1.818        $1.559        $1.256          $1.514

    Value in accumulation period ...........................      $465,588,927  $462,036,668  $163,551,662  $1,631,790,100
    Annuity reserves             ...........................           653,594     1,233,725       548,290       2,473,410
                                                                  ------------  ------------  ------------  --------------

                                                                  $466,242,521  $463,270,393  $164,099,952  $1,634,263,510
                                                                  ============  ============  ============  ==============

See accompanying notes to financial statements.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENT OF OPERATIONS

Year Ended December 31, 1995

                                                                                                                          U.S.
                                                                                                                       Government/
                                                          Growth-                          Asset        High-Yield      AAA-Rated
                                                           Income          Growth        Allocation        Bond        Securities
                                          Combined        Account         Account         Account         Account        Account
                                       -------------    ------------    ------------    ------------   ------------    -----------
Net Investment Income:
 Dividends from investment income       $244,205,773     $76,905,451     $20,008,624     $29,035,528    $39,725,168    $31,304,463
 Dividends from net realized gains
  on investments                         427,747,793     139,810,907     225,020,071      29,128,050              -              -
 Mortality and expense guarantees       (113,786,063)    (39,788,356)    (30,994,669)     (9,817,882)    (5,440,821)    (5,773,580)
                                       -------------    ------------    ------------    ------------    -----------    -----------

     NET INVESTMENT INCOME               558,167,503     176,928,002     214,034,026      48,345,696     34,284,347     25,530,883


Net realized and unrealized
  gain (loss) on investments:
 Net realized gain (loss) on
  investments                             46,801,547      10,994,999      25,641,473       2,491,208       (707,578)      (438,504)
 Net change in unrealized appreciation
  or depreciation on investments       1,225,286,412     594,578,736     344,000,760     125,365,119     38,118,567     30,274,816
                                      --------------    ------------    ------------    ------------    -----------    -----------




 NET GAIN (LOSS) ON INVESTMENTS        1,272,087,959     605,573,735     369,642,233     127,856,327     37,410,989     29,836,312
                                      --------------    ------------    ------------    ------------    -----------    -----------
  NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $1,830,255,462    $782,501,737    $583,676,259    $176,202,023    $71,695,336    $55,367,195
                                      ==============    ============    ============    ============    ===========    ===========


                                                            Cash
                                                         Management     International
                                                          Account          Account
                                                         ----------     -------------
Net Investment Income:
 Dividends from investment income                        $9,568,945        $37,657,594
 Dividends from net realized gains
  on investments                                                  -         33,788,765
 Mortality and expense guarantees                        (2,263,289)       (19,707,466)
                                                         ----------       ------------

     NET INVESTMENT INCOME                                7,305,656         51,738,893


Net realized and unrealized
  gain (loss) on investments:
 Net realized gain (loss) on
  investments                                               540,337          8,279,612
 Net change in unrealized appreciation
  or depreciation on investments                         (1,040,563)        93,988,977
                                                         ----------       ------------

 NET GAIN (LOSS) ON INVESTMENTS                            (500,226)       102,268,589
                                                         ----------       ------------
  NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              $6,805,430       $154,007,482
                                                         ==========       ============


See accompanying notes to financial statements.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31, 1995 and 1994

                                                                   Growth-                              Asset          High-Yield
                                                                   Income             Growth          Allocation          Bond
                                               Combined            Account            Account          Account          Account
                                            --------------     --------------     --------------     ------------     ------------
NET ASSETS AT JANUARY 1, 1994               $6,044,827,824     $2,131,554,398     $1,541,151,355     $575,331,220     $314,798,246

Changes from operations:
  Net investment income                        288,501,054        126,851,427         34,538,135       28,027,898       26,057,153
  Net realized gain (loss) on
    investments                                 43,972,798          5,968,146         23,741,072          942,958         (822,971)
  Net change in unrealized appreciation
    or depreciation on investments            (389,392,315)      (117,390,912)       (71,865,407)     (38,638,571)     (51,788,919)
                                            --------------     --------------     --------------     ------------     ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS             (56,918,463)        15,428,661        (13,586,200)      (9,667,715)     (26,554,737)

  Net increase from unit transactions        1,031,397,282        257,472,945        239,015,839       52,935,162       40,144,117
                                            --------------     --------------     --------------     ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS        974,478,819        272,901,606        225,429,639       43,267,447       13,589,380
                                            --------------     --------------     --------------     ------------     ------------
NET ASSETS AT DECEMBER 31, 1994              7,019,306,643      2,404,456,004      1,766,580,994      618,598,667      328,387,626

Changes from operations:
  Net investment income                        558,167,503        176,928,002        214,034,026       48,345,696       34,284,347
  Net realized gain (loss) on
    investments                                 46,801,547         10,994,999         25,641,473        2,491,208         (707,578)
  Net change in unrealized appreciation
    or depreciation on investments           1,225,286,412        594,578,736        344,000,760      125,365,119       38,118,567
                                            --------------     --------------     --------------     ------------     ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                  1,830,255,462        782,501,737        583,676,259      176,202,023       71,695,336

  Net increase (decrease) from unit
    transactions                               988,532,455        337,575,461        387,635,562       52,991,477       66,159,559
                                            --------------     --------------     --------------     ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      2,818,787,917      1,120,077,198        971,311,821      229,193,500      137,854,895
                                            --------------     --------------     --------------     ------------     ------------
NET ASSETS AT DECEMBER 31, 1995             $9,838,094,560     $3,524,533,202     $2,737,892,815     $847,792,167     $466,242,521
                                            ==============     ==============     ==============     ============     ============

                                                         U.S.
                                                      Government/
                                                       AAA-Rated         Cash
                                                      Securities       Management      International
                                                        Account         Account           Account
                                                     ------------     ------------     --------------
NET ASSETS AT JANUARY 1, 1994                        $411,468,379     $125,197,402     $  945,326,824

Changes from operations:
  Net investment income                                21,086,783        3,652,499         48,287,159
  Net realized gain (loss) on investments                (615,677)         327,416         14,431,854
  Net change in unrealized appreciation
    or depreciation on investments                    (43,811,059)         239,066        (66,136,513)
                                                     ------------     ------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           (23,339,953)       4,218,981         (3,417,500)

  Net increase from unit transactions                     364,812       41,455,465        400,008,942
                                                     ------------     ------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (22,975,141)      45,674,446        396,591,442
                                                     ------------     ------------     --------------
NET ASSETS AT DECEMBER 31, 1994                       388,493,238      170,871,848      1,341,918,266

Changes from operations:
  Net investment income                              $ 25,530,883       $7,305,656        $51,738,893
  Net realized gain (loss) on investments                (438,504)         540,337          8,279,612
  Net change in unrealized appreciation
    or depreciation on investments                     30,274,816       (1,040,563)        93,988,977
                                                     ------------     ------------     --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                            55,367,195        6,805,430        154,007,482

  Net increase (decrease) from unit transactions       19,409,960      (13,577,326)       138,337,762
                                                     ------------     ------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                74,777,155       (6,771,896)       292,345,244
                                                     ------------     ------------     --------------
NET ASSETS AT DECEMBER 31, 1995                      $463,270,393     $164,099,952     $1,634,263,510
                                                     ============     ============     ==============


See accompanying notes to financial statements.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS

December 31, 1995


1. ACCOUNTING POLICIES

The Account:
Lincoln National Variable Annuity Account H (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Investments:
The Variable Account invests in the American Variable Insurance Series (AVIS) which consists of seven funds; Growth-Income Fund, Growth Fund, Asset Allocation Fund, High-Yield Bond Fund, U.S. Government/AAA-Rated Securities Fund, Cash Management Fund, and International Fund (the Funds). Investments in the Funds are stated at the closing net asset value per share on December 31, 1995. AVIS is registered as an open-ended management investment company.

Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by the average cost method.

Dividends:
Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date.

Federal Income Taxes:
Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Using current law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves:
Reserves on contracts not involving life contingencies are calculated using an assumed investmenet rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.


2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE

Amounts are paid to the Company for mortality and expense guarantees at the rate of .0036986% of the current value of the Variable Account per day (1.35% on an annual basis). In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and for surrender charges were as follows during 1995:

         Growth-Income Account ...............................  $ 4,190,200
         Growth Account ......................................    3,313,173
         Asset Allocation Account ............................    1,084,050
         High-Yield Bond Account .............................      605,907
         U.S. Government/AAA-Rated Securities Account ........      617,036
         Cash Management Account .............................      535,551
         International Account ...............................    1,985,779
                                                                -----------
                                                                $12,331,696
                                                                ===========

Accordingly, the Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.


3. NET ASSETS

Net Assets at December 31, 1995 consisted of the following:

                                                         Growth-                               Asset          High-Yield
                                                          Income             Growth          Allocation          Bond
                                      Combined           Account            Account           Account          Account
                                   --------------     --------------     --------------     ------------     ------------
Unit Transactions:
  Accumulation units               $6,948,893,070     $2,353,306,481     $1,816,926,963     $592,428,218     $371,816,768
  Annuity reserves                     11,645,104          3,715,332          2,089,237        1,721,923          528,984
                                   --------------     --------------     --------------     ------------     ------------
                                    6,960,538,174      2,357,021,813      1,819,016,200      594,150,141      372,345,752

Accumulated net investment
   income                           1,226,504,025        465,528,375        305,435,880      124,631,531       94,752,972
Accumulated net realized gain
   (loss) on investments              128,423,806         21,532,073         78,949,289        3,909,072          354,798
Net unrealized appreciation
   (depreciation) on investments    1,522,628,555        680,450,941        534,491,446      125,101,423       (1,211,001)
                                   --------------     --------------     --------------     ------------     ------------
                                   $9,838,094,560     $3,524,533,202     $2,737,892,815     $847,792,167     $466,242,521
                                   ==============     ==============     ==============     ============     ============


                                          U.S.
                                      Government/
                                       AAA-Rated           Cash
                                       Securities       Management       International
                                        Account          Account            Account
                                      ------------     ------------      --------------
Unit Transactions:
  Accumulation units                  $364,316,966     $138,954,278      $1,311,143,396
  Annuity reserves                       1,031,628          515,641           2,042,359
                                      ------------     ------------      --------------
                                       365,348,594      139,469,919       1,313,185,755

Accumulated net investment income       90,615,624       24,936,584         120,603,059
Accumulated net realized gain
   (loss) on investments                   (26,223)         787,233          22,917,564
Net unrealized appreciation or
   depreciation on investments           7,332,398       (1,093,784)        177,557,132
                                      ------------     ------------      --------------
                                      $463,270,393     $164,099,952      $1,634,263,510
                                      ============     ============      ==============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

                                                                                       Year Ended December 31
                                                                                1995                             1994
                                                                    -----------------------------    ------------------------------
                                                                        Units           Amount           Units           Amount
                                                                    ------------    -------------    ------------    --------------

Growth-Income Account
 Accumulation Units:
  Contract purchases                                                 385,390,093    $ 647,988,912     363,356,341    $  515,881,531
  Terminated contracts and transfers to annuity reserves            (188,992,677)    (310,925,032)   (183,447,866)     (259,184,036)
                                                                    ------------    -------------    ------------    --------------
                                                                     196,397,416      337,063,880     179,908,475       256,697,495

 Annuity Reserves:
  Transfers from accumulation units and between accounts                 820,366        1,280,881         925,509         1,298,758
  Annuity Payments                                                      (517,281)        (815,536)       (366,197)         (507,540)
  Receipt (reimbursement) of mortality guarantee adjustment               29,918           46,236         (11,038)          (15,768)
                                                                    ------------    -------------    ------------    --------------
                                                                         333,003          511,581         548,274           775,450

Growth Account
 Accumulation Units:
  Contract purchases                                                 426,597,921      798,976,148     394,823,467       611,893,488
  Terminated contracts and transfers to annuity reserves            (224,720,522)    (412,118,502)   (241,983,044)     (373,392,285)
                                                                    ------------    -------------    ------------    --------------
                                                                     201,877,399      386,857,646     152,840,423       238,501,203

 Annuity Reserves:
  Transfers from accumulation units and between accounts                 707,309        1,295,235         517,396           773,860
  Annuity Payments                                                      (288,125)        (521,189)       (182,752)         (254,657)
  Receipt (reimbursement) of mortality guarantee adjustment                3,294            3,870          (2,932)           (4,567)
                                                                    ------------    -------------    ------------    --------------
                                                                         422,478          777,916         331,712           514,636

Asset Allocation Account
 Accumulation Units:
  Contract purchases                                                  89,466,387      141,915,536     103,837,322       143,009,284
  Terminated contracts and transfers to annuity reserves             (57,322,585)     (89,201,319)    (66,053,612)      (90,659,710)
                                                                    ------------    -------------    ------------    --------------
                                                                      32,143,802       52,714,217      37,783,710        52,349,574

 Annuity Reserves:
  Transfers from accumulation units and between accounts                 435,686          658,350         627,521           810,094
  Annuity Payments                                                      (254,690)        (374,470)       (207,820)         (228,896)
  Receipt (reimbursement) of mortality guarantee adjustment               (5,151)          (6,620)          3,189             4,390
                                                                    ------------    -------------    ------------    --------------
                                                                         175,845          277,260         422,890           585,588

High-Yield Bond Account
 Accumulation Units:
  Contract purchases                                                  95,779,226      160,602,539      92,910,764       146,920,605
  Terminated contracts and transfers to annuity reserves             (56,284,453)     (94,297,060)    (67,797,328)     (106,916,532)
                                                                    ------------    -------------    ------------    --------------
                                                                      39,494,773       66,305,479      25,113,436        40,004,073

 Annuity Reserves:
  Transfers from accumulation units and between accounts                  49,490           32,701         180,696           251,433
  Annuity Payments                                                      (134,657)        (178,831)        (92,985)         (111,323)
  Receipt (reimbursement) of mortality guarantee adjustment                  130              210             (44)              (66)
                                                                    ------------    -------------    ------------    --------------
                                                                         (85,037)        (145,920)         87,667           140,044

U.S. Government/AAA-Rated Securities Account
 Accumulation Units:
  Contract purchases                                                  91,667,759      133,440,225      78,207,019       107,780,482
  Terminated contracts and transfers to annuity reserves             (78,197,874)    (113,990,072)    (78,179,343)     (107,563,496)
                                                                    ------------    -------------    ------------    --------------
                                                                      13,469,885       19,450,153          27,676           216,986

 Annuity Reserves:
  Transfers from accumulation units and between accounts                 111,078          159,394         246,782           330,892
  Annuity Payments                                                      (149,233)        (218,967)       (138,050)         (173,437)
  Receipt (reimbursement) of mortality guarantee adjustment               14,142           19,380          (7,032)           (9,629)
                                                                    ------------    -------------    ------------    --------------
                                                                         (24,013)         (40,193)        101,700           147,826

Cash Management Account
 Accumulation Units:
  Contract purchases                                                 299,743,238      365,095,920     379,248,222       447,282,818
  Terminated contracts and transfers to annuity reserves            (311,002,759)    (378,960,644)   (344,059,570)     (405,962,601)
                                                                    ------------    -------------    ------------    --------------
                                                                     (11,259,521)     (13,864,724)     35,188,652        41,320,217

 Annuity Reserves:
  Transfers from accumulation units and between accounts                 344,875          428,522         132,439           157,800
  Annuity Payments                                                      (116,047)        (143,909)        (18,473)          (22,256)
  Receipt (reimbursement) of mortality guarantee adjustment                2,237            2,785            (246)             (296)
                                                                    ------------    -------------    ------------    --------------
                                                                         231,065          287,398         113,720           135,248

International Account
 Accumulation Units:
  Contract purchases                                                 301,858,508      430,264,442     475,779,166       657,423,717
  Terminated contracts and transfers to annuity reserves            (208,166,176)    (292,419,209)   (188,839,241)     (258,120,502)
                                                                    ------------    -------------    ------------    --------------
                                                                      93,692,332      137,845,233     286,939,925       399,303,215

 Annuity Reserves:
  Transfers from accumulation units and between accounts                 561,618          770,706         664,501           897,724
  Annuity Payments                                                      (229,919)        (296,241)       (145,552)         (185,203)
  Receipt (reimbursement) of mortality guarantee adjustment               13,665           18,064          (4,991)           (6,794)
                                                                    ------------    -------------    ------------    --------------
                                                                         345,364          492,529         513,958           705,727
                                                                                    -------------                    --------------
         NET INCREASE FROM UNIT TRANSACTIONS                                        $ 988,532,455                    $1,031,397,282
                                                                                    =============                    ==============

5. PURCHASES AND SALES OF SECURITIES

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1995:

                                                                            Aggregate         Aggregate
                                                                             Cost of           Proceeds
                                                                            Purchases         from Sales
                                                                         --------------      ------------
         Growth-Income Account                                           $  589,400,344      $ 73,607,980
         Growth Account                                                     718,386,617       115,570,446
         Asset Allocation Account                                           129,082,420        27,485,133
         High-Yield Bond Account                                            126,471,627        25,869,109
         U.S. Government/AAA-Rated Securities Account                        99,228,074        54,204,242
         Cash Management Account                                            212,275,794       218,566,118
         International Account                                              292,950,691       102,542,733
                                                                          -------------      ------------
                                                                          $2,167,795,567     $617,845,761
                                                                          =============      ============

6. NEW INVESTMENT FUND

Effective January 1, 1996, the AVIS Bond Fund became available as an investment option for Variable Account contractowners.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and Contractowners of Lincoln National Variable Annuity Account H

We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account H (Variable Account) as of December 31, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Account H at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.



/s/ ERNST & YOUNG LLP

Fort Wayne, Indiana
March 6, 1996

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                            December 31
                                                        1995          1994
                                                          (000's omitted)
Assets
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity (cost:  1995-$18,852,837;
      1994-$18,193,928)                             $20,414,785   $17,692,214
    Equity (cost:  1995-$480,261; 1994-$416,351)        598,435       456,333
  Mortgage loans on real estate                       3,147,783     2,795,914
  Real estate                                           746,023       679,512
  Policy loans                                          565,325       528,731
  Other investments                                     241,219       158,196
Total investments                                    25,713,570    22,310,900

Cash and invested cash                                  802,743       990,880
Property and equipment                                   53,830        54,989
Deferred acquisition costs                              953,834     1,736,526
Premiums and fees receivable                            117,634       123,494
Accrued investment income                               352,301       367,370
Assets held in separate accounts                     18,461,629    13,000,540
Federal income taxes                                         --       134,463
Amounts recoverable from reinsurers                   2,940,976     2,069,292
Goodwill                                                  5,149         3,385
Other assets                                            185,398       233,708
Total assets                                        $49,587,064   $41,025,547

The Lincoln National Life Insurance Company


                                                            December 31
                                                        1995          1994
                                                          (000's omitted)
Liabilities and shareholder's equity
Liabilities:
  Policy liabilities and accruals:
    Future policy benefits, claims and
      claims expenses                               $ 8,435,019   $ 7,540,772
    Unearned premiums                                    55,174        61,472
  Total policy liabilities and accruals               8,490,193     7,602,244

  Contractholder funds                               18,171,822    17,028,628
  Liabilities related to separate accounts           18,461,629    13,000,540
  Federal income taxes                                  166,430            --
  Short-term debt                                       124,783       153,656
  Long-term debt                                         40,827        54,794
  Other liabilities                                   1,412,534     1,264,730
Total liabilities                                    46,868,218    39,104,592

Shareholder's equity:
  Common stock, $2.50 par value:
    Authorized, issued and outstanding
      shares-10 million (owned by Lincoln
      National Corporation)                              25,000        25,000
    Additional paid-in capital                          809,557       791,605
    Retained earnings                                 1,440,994     1,428,969
    Net unrealized gain (loss) on
      securities available-for-sale                     443,295      (324,619)
Total shareholder's equity                            2,718,846     1,920,955
Total liabilities and shareholder's equity          $49,587,064   $41,025,547

See accompanying notes.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                 Year ended December 31
                                              1995        1994        1993
                                                     (000's omitted)
Revenue:
  Insurance premiums                     $  846,873   $1,099,480   $1,972,630
  Insurance fees                            450,423      390,384      425,083
  Net investment income                   1,899,630    1,673,981    1,823,459
  Realized gain (loss) on investments       136,195     (138,522)      92,150
  Gain (loss) on sale of affiliates              --       68,954      (98,500)
  Other                                       3,405       20,946       35,781
Total revenue                             3,336,526    3,115,223    4,250,603

Benefits and expenses:
  Benefits and settlement expenses        2,122,616    2,194,047    3,033,139
  Underwriting, acquisition,
    insurance and other expenses            764,346      660,363      881,703
  Interest expense                               67          615           96
Total benefits and expenses               2,887,029    2,855,025    3,914,938

Income before Federal income taxes
  and cumulative effect of
  accounting change                         449,497      260,198      335,665
Federal income taxes                        127,472       40,400      142,544
Income before cumulative
  effect of accounting change               322,025      219,798      193,121
Cumulative effect of accounting
  change (postretirement benefits)               --           --       45,582
Net income                               $  322,025   $  219,798   $  147,539

Earnings per share:
  Income before cumulative
    effect of accounting change          $    32.20   $    21.98   $    19.31
  Cumulative effect of accounting
    change (postretirement benefits)             --           --        (4.56)
Net income                               $    32.20   $    21.98   $    14.75

See accompanying notes.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                 Year ended December 31
                                              1995        1994        1993
                                                     (000's omitted)
Common stock-balance
  at beginning and end of year           $   25,000   $   25,000   $   25,000

Additional paid-in capital:
  Balance at beginning of year              791,605      791,444      791,223
  Contribution from Lincoln
    National Corporation                     17,952          161          221
  Balance at end of year                    809,557      791,605      791,444

Retained earnings:
  Balance at beginning of year            1,428,969    1,334,171    1,198,632
  Net income                                322,025      219,798      147,539
  Dividends declared                       (310,000)    (125,000)     (12,000)
  Balance at end of year                  1,440,994    1,428,969    1,334,171

Net unrealized gain (loss) on
  securities available-for-sale:
    Balance at beginning of year           (324,619)     621,161       47,303
    Cumulative effect of
      accounting change                          --           --      564,153
    Other change during the year            767,914     (945,780)       9,705
    Balance at end of year                  443,295     (324,619)     621,161
Total shareholder's equity
  at end of year                         $2,718,846   $1,920,955   $2,771,776

See accompanying notes.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                 Year ended December 31
                                              1995        1994        1993
                                                     (000's omitted)
Cash flows from operating activities
Net income                               $  322,025   $  219,798   $  147,539
Adjustments to reconcile net income
  to net cash provided
  by operating activities:
    Deferred acquisition costs              124,526     (171,063)     (92,183)
    Premiums and fees receivable              6,082       10,755       80,582
    Accrued investment income                15,069      (54,434)     (18,827)
    Policy liabilities and accruals         621,603      114,038      345,142
    Contractholder funds                  1,335,625    1,769,240    1,248,058
    Amounts recoverable from reinsurers    (883,425)    (884,388)    (700,622)
    Federal income taxes                     95,745        8,364     (130,308)
    Provisions for depreciation              39,089       38,870       41,516
    Amortization of discount and premium    (86,653)       7,928     (100,274)
    Realized loss (gain) on investments    (244,995)     219,682     (115,881)
    Loss (gain) on sale of affiliates            --      (68,954)      98,500
    Cumulative effect of
       accounting change                         --           --       45,582
    Other                                  458,542        (4,599)      51,369
Net adjustments                          1,481,208       985,439      752,654
Net cash provided by
  operating activities                   1,803,233     1,205,237      900,193

Cash flows from investing activities
Securities available-for-sale:
  Purchases                            (13,549,807)  (12,100,213)  (7,171,684)
  Sales                                 12,163,673     9,326,809    7,139,781
  Maturities                               929,018       958,065       42,707
Fixed maturity securities
  held for investment:
    Purchases                                   --            --   (5,903,805)
    Sales                                       --            --    2,805,980
    Maturities                                  --            --    1,639,739
Purchases of other investments          (1,711,427)   (1,421,321)  (1,936,013)
Sale or maturity of other investments    1,198,536     1,457,157    1,142,872
Sale of affiliates                              --       520,340           --
Decrease in cash collateral
  on loaned securities                     (39,681)     (163,872)     (40,454)
Other                                     (213,708)      (37,606)      83,751
Net cash used in
  investing activities                  (1,223,396)   (1,460,641)  (2,197,126)

The Lincoln National Life Insurance Company

                                                 Year ended December 31
                                             1995        1994          1993
                                                     (000's omitted)
Cash flows from financing activities
Principal payments on long-term debt     $ (13,967)   $     (200)  $   (1,138)
Issuance of long-term debt                      --            --       10,314
Net increase (decrease) in
  short-term debt                          (28,873)        3,629       13,047
Universal life and investment
  contract deposits                      1,716,239     2,381,829    2,418,037
Universal life and
  investment contract withdrawals       (2,149,325)   (1,604,450)  (1,503,105)
Capital contribution from
  Lincoln National Corporation              17,952           161          221
Dividends paid to shareholder             (310,000)     (125,000)     (12,000)
Net cash provided by
  (used in) financing activities          (767,974)      655,969      925,376

Net increase (decrease) in cash           (188,137)      400,565     (371,557)
Cash at beginning of year                  990,880       590,315      961,872
Cash at end of year                     $  802,743   $   990,880   $  590,315

See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 1995

1. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements include The Lincoln National Life Insurance Company ("Company") and its majority-owned subsidiaries. The Company and its subsidiaries operate multiple insurance businesses. Operations are divided into two business segments (see Note 9). These consolidated financial statements have been prepared in conformity with generally accepted accounting principles.

Use of Estimates

The nature of the insurance business requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

The Company classifies its fixed maturity securities and equity securities (common and non-redeemable preferred stocks) as available-for-sale and, accordingly, such securities are carried at fair value. The cost of fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity and equity securities is adjusted for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at outstanding principal balances less unaccrued discounts and net of reserves for declines that are other than temporary. Investment real estate is carried at cost less allowances for depreciation. Such real estate is carried net of reserves for declines in value that are other than temporary. Real estate acquired through foreclosure proceedings is recorded at fair value on the settlement date which establishes a new cost basis. If

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at the settlement date, the carrying value is adjusted to the lower amount. Policy loans are carried at the aggregate unpaid balances. Any changes to the reserves for mortgage loans on real estate and real estate are reported as a realized gain (loss) on investments.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less, including participation in a short-term investment pool administered by Lincoln National Corporation ("LNC"), the Company's parent.

Realized gain (loss) on investments is recognized in net income, net of related amortization of deferred acquisition costs, using the specific identification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded if these securities would have been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivatives

The Company hedges certain portions of its exposure to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risk by entering into derivative transactions. A description of the Company's accounting for its hedge of such risks is discussed in the following two paragraphs.

The premium paid for an interest rate cap is deferred and amortized to net investment income on a straight-line basis over the term of the interest rate cap. Any settlement received in accordance with the terms of the interest rate caps is recorded as investment income. Spread-lock agreements, interest rate swaps and financial futures, which hedge fixed maturity securities available-for-sale, are carried at fair value with the change in fair value reflected directly in shareholder's equity. Realized gain (loss) from the settlement of such derivatives is deferred and amortized over the life of the hedged assets as an adjustment to the yield. Foreign exchange forward contracts, foreign currency options and foreign currency swaps, which hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies, are carried at fair value with the change in fair value reflected in earnings. Realized gain (loss) from the settlement of such derivatives is also reflected in earnings.

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risk; and the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation of changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met, the change in value of the derivatives is included in net income.

Property and Equipment

Property and equipment owned for company use is carried at cost less allowances for depreciation.

Premiums and Fees

Revenue for universal life and other interest-sensitive life insurance policies consists of policy charges for cost of insurance, policy initiation and administration, and surrender charges that have been assessed. Traditional individual life-health and annuity premiums are recognized as revenue over the premium-paying period of the policies. Group health premiums are prorated over the contract term of the policies.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts

These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's consolidated statements of income.

The Lincoln National Life Insurance Company

Deferred Acquisition Costs

Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and group health insurance which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. Acquisition costs for universal and variable universal life insurance policies are being amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges and investment, mortality and expense margins, and actual realized gain (loss) on investments. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of policies are revised. The traditional life-health and annuity acquisition costs are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy reserves.

Expenses

Expenses for universal and variable universal life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 1993 through 1995 ranged from 6.1% to 8.25%.

Goodwill

The cost of acquired subsidiaries in excess of the fair value of net assets (goodwill) is amortized using the straight-line method over periods that generally correspond with the benefits expected to be derived from the acquisitions. Goodwill is amortized over 40 years. The carrying value of goodwill is reviewed periodically for indicators of impairment in value.

Policy Liabilities and Accruals

The liabilities for future policy benefits and expenses for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future policy benefits and expenses for traditional life policies and immediate and deferred paid-up annuities are computed using a net level premium method and assumptions for investment yields, mortality and withdrawals based principally on Company experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for traditional direct individual life reserves for all policies range from 2.3% to 11.7% graded to 5.7% after 30 years depending on time of policy issue. Interest rate assumptions for reinsurance reserves range from 5.0% to 11.0% graded to 8.0% after 20 years. The interest assumptions for immediate and deferred paid-up annuities range from 4.5% to 8.0%.

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

With respect to its policy liabilities and accruals, the Company carries on a continuing review of its 1) overall reserve position, 2) reserving techniques and 3) reinsurance arrangements, and as experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such estimates occur.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of their business. The Company may assume reinsurance from unaffiliated companies and/or cede reinsurance to such companies. Assets/liabilities and premiums/benefits from certain reinsurance contracts which grant statutory surplus to other insurance companies have been netted on the balance sheets and income statements, respectively, since there is a right of offset. All other reinsurance agreements are reported on a gross basis.

Depreciation

Provisions for depreciation of investment real estate and property and equipment owned for Company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Postretirement Medical and Life Insurance Benefits

The Company accounts for its postretirement medical and life insurance benefits using the full accrual method.

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

Income Taxes

The Company and eligible subsidiaries have elected to file consolidated Federal and state income tax returns with their parent, LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company and its eligible subsidiaries provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company and eligible subsidiaries will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

The Company uses the liability method of accounting for income taxes.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax return purposes. The Company establishes a valuation allowance for any portion of its deferred tax assets which are unlikely to be realized.


2. Changes in Accounting Principles and Changes in Estimates

Postretirement Benefits Other Than Pensions

Effective January 1, 1993, the Company changed its method of accounting for postretirement medical and life insurance benefits for its eligible employees and agents from a pay-as-you-go method to a full accrual method in accordance with Financial Accounting Standards No. 106 entitled "Employers' Accounting for Postretirement Benefits Other Than Pensions" ("FAS 106"). This full accrual method recognizes the estimated obligation for retired employees and agents and active employees and agents who are expected to retire in the future. The effect of the change was to increase net periodic postretirement benefit cost by $7,800,000 and decrease income before cumulative effect of accounting change by $5,100,000 ($0.51 per share). The implementation of FAS 106 resulted in a one-time charge to the first quarter 1993 net income of $45,600,000 or $4.56 per share ($69,000,000 pre-tax) for the cumulative effect of the accounting change. See Note 6 for additional disclosures regarding postretirement benefits other than pensions.

The Lincoln National Life Insurance Company

2. Changes in Accounting Principles and Changes in Estimates (continued)

Accounting by Creditors for Impairment of a Loan

Financial Accounting Standards No. 114 entitled "Accounting by Creditors for Impairment of a Loan" ("FAS 114") issued in May 1993, was adopted by the Company effective January 1, 1993. FAS 114 requires that if an impaired mortgage loan's fair value as described in Note 3 is less than the recorded investment in the loan, the difference is recorded in the mortgage loan allowance for losses account. The adoption of FAS 114 resulted in additions to the mortgage loan allowance for losses account and reduced first quarter 1993 income before cumulative effect of accounting change and net income by $37,700,000 or $3.77 per share ($57,200,000 pre-tax). See Note 3 for further mortgage loan disclosures. Most of the effect of this change in accounting was within the Life Insurance and Annuities business segment.

Accounting for Certain Investments in Debt and Equity Securities

Financial Accounting Standards No. 115 entitled "Accounting for Certain Investments in Debt and Equity Securities" ("FAS 115") issued in May 1993, was adopted by the Company as of December 31, 1993. In accordance with the rules, the prior year financial statements have not been restated to reflect the change in accounting principle. Under FAS 115, securities can be classified as available-for-sale, trading or held-to-maturity according to the holder's intent. The Company classified its entire fixed maturity securities portfolio as "available-for-sale." Securities classified as available-for-sale are carried at fair value and unrealized gains and losses on such securities are carried as a separate component of shareholder's equity. The ending balance of shareholder's equity at December 31, 1993 was increased by $564,200,000 (net of $377,500,000 of related adjustments to deferred acquisition costs, $50,700,000 of policyholder commitments and $303,700,000 in deferred income taxes, all of which would have been recognized if those securities would have been sold at their fair value, net of amounts applicable to Security-Connecticut Corporation) to reflect the net unrealized gain on fixed maturity securities classified as available-for-sale previously carried at amortized cost. Prior to the adoption of FAS 115, the Company carried a portion of its fixed maturity securities at fair value with unrealized gains and losses carried as a separate component of shareholder's equity. The remainder of such securities were carried at amortized cost.

The Lincoln National Life Insurance Company

2. Changes in Accounting Principles and Changes in Estimates (continued)

Change in Estimate for Net Investment Income Related to Mortgage-Backed
Securities

At December 31, 1993, the Company had $5,942,100,000 invested in mortgage-backed securities. As indicated in Note 1, the Company recognizes income on these securities using a constant effective yield based on anticipated prepayments. With the implementation of new investment software in December 1993, the Company was able to significantly refine its estimate of the effective yield on such securities to better reflect actual prepayments and estimates of future prepayments. This resulted in an increase in the amortization of purchase discount on these securities of $58,000,000 and, after related amortization of deferred acquisition costs ($18,300,000) and income taxes ($14,300,000), increased 1993's income before cumulative effect of accounting change and net income by $25,500,000 or $2.55 per share. Most of the effect of this change in estimate was within the Life Insurance and Annuities business segment.

Change in Estimate for Disability Income Reserves

During the fourth quarter of 1993, income before cumulative effect of accounting change and net income decreased by $15,500,000 or $1.55 per share as the result of strengthening reinsurance disability income reserves by $23,900,000. The need for this reserve increase within the Reinsurance segment was identified as the result of management's assessment of current expectations for morbidity trends and the impact of lower investment income due to lower interest rates.

During the fourth quarter of 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, income before cumulative effect of accounting change and net income decreased by $33,500,000 or $3.35 per share ($51,500,000 pre-tax) as a result of strengthening disability income reserves by $15,200,000 and writing-off deferred acquisition costs of $36,300,000 in the Reinsurance segment.

The Lincoln National Life Insurance Company

3. Investments

The major categories of net investment income are as follows:

                                                    Year ended December 31
                                                  1995       1994       1993
                                                        (in millions)
  Fixed maturity securities                    $1,549.4   $1,357.4   $1,497.6
  Equity securities                                 8.9        7.4        4.3
  Mortgage loans on real estate                   268.3      271.3      294.2
  Real estate                                     110.0       97.8       75.2
  Policy loans                                     35.4       32.7       36.0
  Invested cash                                    55.4       46.4       24.8
  Other investments                                15.8        7.3        8.0
  Investment revenue                            2,043.2    1,820.3    1,940.1
  Investment expenses                             143.6      146.3      116.6
  Net investment income                        $1,899.6   $1,674.0   $1,823.5

The realized gain (loss) on investments is as follows:

                                                     Year ended December 31
                                                   1995       1994       1993
                                                          (in millions)
  Fixed maturity securities available-for-sale:
    Gross gain                                    $239.6    $  69.6    $ 91.1
    Gross loss                                     (87.8)    (294.1)     (8.4)
  Equity securities available-for-sale:
    Gross gain                                      82.3       50.2      88.3
    Gross loss                                     (31.3)     (50.5)    (33.7)
  Fixed maturity securities held for investment:
    Gross gain                                        --         --     209.9
    Gross loss                                        --         --     (69.5)
  Other investments                                 42.2        5.1    (161.8)
  Related restoration or amortization
    of deferred acquisition costs and
    provision for policyholder
    commitments                                   (108.8)      81.2     (23.7)
  Total                                           $136.2    $(138.5)   $ 92.2

The Lincoln National Life Insurance Company

3. Investments (continued)

Provisions (credits) for write-downs and net changes in provisions for losses, which are included in realized gain (loss) on investments shown above, are as follows:

                                                     Year ended December 31
                                                     1995     1994     1993
                                                          (in millions)
  Fixed maturity securities                         $10.4    $14.2   $ 55.6
  Equity securities                                   3.3      6.8       --
  Mortgage loans on real estate                      14.7     19.5    136.7
  Real estate                                        (7.2)    13.0     21.8
  Other long-term investments                        (1.5)      .3      3.9
  Guarantees                                         (2.2)     4.3      1.7
  Total                                             $17.5    $58.1   $219.7

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities is as follows:

                                                 Year ended December 31
                                              1995        1994        1993
                                                     (in millions)
  Fixed maturity securities
    available-for-sale                     $2,063.7   $(1,903.7)   $1,387.1
  Equity securities available-for-sale         78.1       (26.0)        9.2
  Fixed maturity securities
    held for investment                          --          --      (959.7)
  Total                                    $2,141.8   $(1,929.7)   $  436.6

The Lincoln National Life Insurance Company

3. Investments (continued)

The cost, gross unrealized gain and loss and fair value of securities available-for-sale are as follows:

                                                    December 31, 1995
                                                    Gross Unrealized   Fair
                                            Cost      Gain     Loss    Value
                                                      (in millions)
  Corporate bonds                        $12,412.1  $1,141.0  $28.7  $13,524.4
  U.S. Government bonds                      569.6      83.9     .1      653.4
  Foreign governments bonds                  927.9      70.3     .6      997.6
  Mortgage-backed securities:
    Mortgage pass-through securities       1,072.5      41.0    3.2    1,110.3
    Collateralized mortgage obligations    3,816.3     262.5    7.4    4,071.4
    Other mortgage-backed securities           2.8        .3     --        3.1
  State and municipal bonds                   12.3        .1     --       12.4
  Redeemable preferred stocks                 39.3       2.9     --       42.2
  Total fixed maturity securities         18,852.8   1,602.0   40.0   20,414.8
  Equity securities                          480.3     123.6    5.5      598.4
  Total                                  $19,333.1  $1,725.6  $45.5  $21,013.2

                                                    December 31, 1994
                                                    Gross Unrealized   Fair
                                            Cost      Gain     Loss    Value
                                                      (in millions)
  Corporate bonds                        $11,519.3  $143.3   $514.4  $11,148.2
  U.S. Government bonds                    1,048.4     6.9     25.5    1,029.8
  Foreign governments bonds                  541.2     4.7     12.5      533.4
  Mortgage-backed securities:
    Mortgage pass-through securities       1,176.8     3.0     44.1    1,135.7
    Collateralized mortgage obligations    3,835.5    85.8    148.6    3,772.7
    Other mortgage-backed securities           5.0      .1       .1        5.0
  State and municipal bonds                   16.3      .4       --       16.7
  Redeemable preferred stocks                 51.4      .2       .9       50.7
  Total fixed maturity securities         18,193.9   244.4    746.1   17,692.2
  Equity securities                          416.3    56.4     16.4      456.3
  Total                                  $18,610.2  $300.8   $762.5  $18,148.5

The Lincoln National Life Insurance Company

3. Investments (continued)

Future maturities of fixed maturity securities available-for-sale are as follows:

                                                           December 31, 1995
                                                                       Fair
                                                           Cost       Value
                                                             (in millions)
  Due in one year or less                               $   278.4   $   282.6
  Due after one year through five years                   2,955.7     3,102.1
  Due after five years through ten years                  4,918.2     5,265.9
  Due after ten years                                     5,808.9     6,579.4
  Subtotal                                               13,961.2    15,230.0
  Mortgage-backed securities                              4,891.6     5,184.8
  Total                                                 $18,852.8   $20,414.8

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

At December 31, 1995, the current par, amortized cost and estimated fair value of investments in mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                                      December 31, 1995
                                                Current                 Fair
                                                  Par       Cost       Value
                                                        (in millions)
  Below 7%                                     $  292.6   $  290.5   $  293.6
  7%-8%                                         1,302.8    1,276.9    1,318.2
  8%-9%                                         1,607.0    1,564.7    1,669.8
  Above 9%                                      1,810.5    1,759.5    1,903.2
  Total                                        $5,012.9   $4,891.6   $5,184.8

The Lincoln National Life Insurance Company

3. Investments (continued)

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                                  December 31, 1995
  Treasuries and AAA                                     34.1%
  AA                                                      8.0
  A                                                      25.9
  BBB                                                    24.5
  BB                                                      3.9
  Less than BB                                            3.6
                                                        100.0%

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying value of the mortgage loan and the estimated value. Estimated value is based on either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the provision for losses and subsequent recoveries, if any, are credited to the provision for losses.

The provision for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the provision for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

The Lincoln National Life Insurance Company

3. Investments (continued)

Impaired loans along with the related allowance for losses are as follows:

                                                               December 31
                                                             1995      1994
                                                              (in millions)
  Impaired loans with allowance for losses                  $144.7    $246.0
  Allowance for losses                                       (28.5)    (56.6)
  Impaired loans with no allowance for losses                  2.1       2.2
  Net impaired loans                                        $118.3    $191.6

Impaired loans with no allowance for losses are a result of direct write-downs or for collateral dependent loans where the fair value of the collateral is greater than the recorded investment in such loans.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                                      Year ended December 31
                                                      1995     1994     1993
                                                           (in millions)
Balance at beginning of year                          $56.6   $220.7   $129.1
Provisions for losses                                  14.7     19.5     79.5
Provision for adoption of FAS 114                        --       --     57.2
Releases due to write-downs                           (12.0)      --       --
Releases due to sales                                 (15.9)  (164.7)   (12.2)
Releases due to foreclosures                          (14.9)   (18.9)   (32.9)
Balance at end of year                                $28.5   $ 56.6   $220.7

The Lincoln National Life Insurance Company

3. Investments (continued)

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                      Year ended December 31
                                                      1995     1994     1993
                                                            (in millions)
  Average recorded investment in impaired loans      $181.7   $467.5   $703.6
  Interest income recognized on impaired loans         16.6     36.1     47.3

All interest income on impaired loans was recognized on the cash basis of income recognition.

As of December 31, 1995 and 1994, the Company had restructured loans of $62,500,000 and $36,200,000, respectively. The Company recorded $6,300,000 and $800,000 interest income on these restructured loans in 1995 and 1994, respectively. Interest income in the amount of $6,600,000 and $3,900,000 would have been recorded on these loans according to their original terms in 1995 and 1994, respectively. As of December 31, 1995 and 1994, the Company had no outstanding commitments to lend funds on restructured loans.

As of December 31, 1995, the Company's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $543,100,000.

Fixed maturity securities available-for-sale, mortgage loans on real estate and real estate with a combined carrying value at December 31, 1995 of $1,300,000 were non-income producing for the year ended December 31, 1995.

The Lincoln National Life Insurance Company

3. Investments (continued)

The cost information for mortgage loans on real estate, real estate and other long-term investments are net of allowances for losses. The balance sheet account for other liabilities includes a reserve for guarantees of third-party debt. The amount of allowances and a reserve for such items is as follows:

                                                                December 31
                                                               1995     1994
                                                               (in millions)
  Mortgage loans on real estate                               $28.5    $56.6
  Real estate                                                  46.6     65.2
  Other long-term investments                                  11.8     13.5

Details underlying the balance sheet caption "Net Unrealized Gain (Loss) on Securities Available-for-Sale," are as follows:

                                                             December 31
                                                          1995        1994
                                                            (in millions)
  Fair value of securities available-for-sale          $21,013.2   $18,148.5
  Cost of securities available-for-sale                 19,333.1    18,610.2
  Unrealized gain (loss)                                 1,680.1      (461.7)
  Adjustments to deferred acquisition costs               (492.1)      158.2
  Amounts required to satisfy
    policyholder commitments                              (510.1)        8.6
  Deferred income credits (taxes)                         (234.6)      105.9
  Valuation allowance for deferred tax assets                 --      (135.6)
  Net unrealized gain (loss) on
    securities available-for-sale                      $   443.3   $  (324.6)

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset account and included with the Future Policy Benefits, Claims and Claims Expense liability account on the balance sheet, respectively.

The Lincoln National Life Insurance Company

4. Federal Income Taxes

The Federal income tax expense (benefit) before cumulative effect of accounting change is as follows:

                                                     Year ended December 31
                                                    1995      1994     1993
                                                           (in millions)
  Current                                          $172.5   $(93.4)   $261.3
  Deferred                                          (45.0)   133.8    (118.8)
  Total                                            $127.5   $ 40.4    $142.5

Cash paid for Federal income taxes in 1995, 1994 and 1993 was $27,500,000, $41,400,000 and $272,600,000, respectively. The cash paid in 1995 is net of a $146,900,000 cash refund related to the carryback of 1994 capital losses to prior years.

The effective tax rate on pre-tax income before cumulative effect of accounting change is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                                     Year ended December 31
                                                    1995      1994     1993
                                                           (in millions)
  Tax rate times pre-tax income                    $157.3    $91.1    $117.5
  Effect of:
    Tax-exempt investment income                    (22.0)   (21.5)    (16.2)
    Participating policyholders' share                5.4      3.4       4.1
    Loss (gain) on sale of affiliates                  --    (24.1)     34.5
    Other items                                     (13.2)    (8.5)      2.6
  Provision for income taxes                       $127.5    $40.4    $142.5

  Effective tax rate                                 28.4%    15.5%     42.5%

The Lincoln National Life Insurance Company

4. Federal Income Taxes (continued)

The Federal income tax recoverable (liability) is as follows:

                                                              December 31
                                                            1995       1994
                                                              (in millions)
  Current                                                 $ (25.0)    $118.2
  Deferred                                                 (141.4)      16.3
  Total                                                   $(166.4)    $134.5

Significant components of the Company's net deferred tax asset (liability) are as follows:

                                                              December 31
                                                            1995       1994
                                                              (in millions)
  Deferred tax assets:
    Policy liabilities and accruals
      and contractholder funds                             $ 694.5    $430.9
    Loss on investments                                         --      16.8
    Net unrealized loss on
      securities available-for-sale                             --     161.6
    Postretirement benefits other than pensions               25.3      24.2
    Other                                                     39.5      34.6
  Total deferred tax assets                                  759.3     668.1
  Valuation allowance for deferred tax assets                   --    (135.6)
  Net deferred tax assets                                    759.3     532.5

  Deferred tax liabilities:
    Deferred acquisition costs                               218.8     475.5
    Net unrealized gain on
      securities available-for-sale                          579.6        --
    Gain on investments                                        7.7        --
    Other                                                     94.6      40.7
  Total deferred tax liabilities                             900.7     516.2
  Net deferred tax (liability) asset                       $(141.4)   $ 16.3

The Lincoln National Life Insurance Company

4. Federal Income Taxes (continued)

The Company is required to establish a "valuation allowance" for any portion of its deferred tax assets which are unlikely to be realized. At December 31, 1994, $161,600,000 of deferred tax assets relating to net unrealized capital losses on fixed maturity and equity securities available-for-sale were available to be recorded in shareholder's equity before considering a valuation allowance. For Federal income tax purposes, capital losses may only be used to offset capital gains in the current year or during a three year carryback and five year carryforward period. Due to these restrictions, and the uncertainty at that time of future capital gains, these deferred tax assets were substantially offset by a valuation allowance of $135,600,000. By December 31, 1995, the fair values of fixed maturity and equity securities available-for-sale were greater than the cost basis resulting in unrealized capital gains. Accordingly, no valuation allowance was established as of December 31, 1995 since management believes it is more likely than not that the Company will realize the benefit of its deferred tax assets.

Prior to 1984, a portion of the life companies' current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The total of the life companies' balances in their respective "policyholders' surplus" accounts at December 31, 1983 of $204,800,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder surplus," and is available for dividends to the shareholder without additional payment of tax. The December 31, 1995 total of the life companies' account balances for their "shareholder surplus" was $1,554,000,000. Should dividends to the shareholder for each life company exceed its respective "shareholder surplus," amounts would need to be transferred from its respective "policyholders' surplus" and would be subject to Federal income tax at that time. In connection with the 1993 sale of a life insurance affiliate (see Note 10), $8,800,000 was transferred from policyholders' surplus to shareholder surplus and current income tax of $3,100,000 was paid. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made from the remaining balance in "policyholders' surplus" of $196,000,000 that will result in any such tax. Accordingly, no provision for deferred income taxes has been provided by the Company on its "policyholders' surplus" account. In the event that such excess distributions are made, it is estimated that income taxes of approximately $68,600,000 would be due.

The Lincoln National Life Insurance Company

5. Supplemental Financial Data

The balance sheet captions, "Real Estate," "Other Investments" and "Property and Equipment," are shown net of allowances for depreciation as follows:

                                                               December 31
                                                             1995      1994
                                                              (in millions)
  Real estate                                               $ 51.6    $ 37.0
  Other investments                                           14.6      12.2
  Property and equipment                                     100.7     104.7

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                            December 31
                                                          1995        1994
                                                           (in millions)
  Premium deposit funds                                $17,886.9   $16,770.3
  Undistributed earnings on participating business          91.9        63.6
  Other                                                    193.0       194.7
  Total                                                $18,171.8   $17,028.6

The Lincoln National Life Insurance Company

5. Supplemental Financial Data (continued)

Details underlying the balance sheet captions, "Short-term and Long-term Debt," are as follows:

                                                               December 31
                                                             1995      1994
                                                              (in millions)
  Short-term debt:
    Short-term notes                                        $123.5    $150.8
    Current portion of long-term debt                          1.3       2.9
  Total short-term debt                                     $124.8    $153.7

  Long-term debt less current portion:
    7% mortgage note payable, due 1996                      $   --    $  4.9
    9.48% mortgage note payable, due 1996                       --       7.7
    12% mortgage note payable, due 1996                         --        .2
    8.42% mortgage note payable, due 1997                      7.0       7.2
    8.25% mortgage note payable, due 1997                     10.1      10.2
    8% mortgage note payable, due 1997                         2.1        --
    8.75% mortgage note payable, due 1998                     18.4      18.8
    9.75% mortgage note payable, due 2002                      3.2       5.8
  Total long-term debt                                      $ 40.8    $ 54.8

Future maturities of long-term debt are as follows (in millions):

      1996 -- $ 1.3    1998 -- $18.4    2000       -- $ --
      1997 --  19.2    1999 --    --    Thereafter --  3.2

Cash paid for interest for 1995, 1994 and 1993 was $67,000, $615,000 and $96,000, respectively.

Reinsurance transactions included in the income statement caption, "Insurance Premiums," are as follows:

                                                      Year ended December 31
                                                      1995     1994     1993
                                                           (in millions)
  Insurance assumed                                  $777.6   $910.8   $807.5
  Insurance ceded                                     441.7    716.7    568.6
  Net reinsurance premiums                           $335.9   $194.1   $238.9

The Lincoln National Life Insurance Company

5. Supplemental Financial Data (continued)

The income statement caption, "Benefits and Settlement Expenses," is net of reinsurance recoveries of $456,000, $524,000 and $438,000 for the years ended December 31, 1995, 1994 and 1993, respectively.

The income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," includes amortization of deferred acquisition costs of $399,700,000, $115,200,000 and $241,000,000 for the years ended December 31,
1995, 1994 and 1993, respectively.  An additional $(85,200,000), $81,200,000 and ($23,700,000) of deferred acquisition costs was restored (amortized) and netted against "Realized Gain (Loss) on Investments" for the years ended December 31, 1995, 1994 and 1993, respectively.

6. Employee Benefit Plans

Pension Plans

LNC maintains funded defined benefit pension plans for most of its employees and, prior to January 1, 1995, full-time agents. The benefits for employees are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. The benefits for agents were based on a percentage of each agent's yearly earnings. The plans are funded by contributions to tax-exempt trusts. The Company's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Plan assets consist principally of listed equity securities and corporate obligations and government bonds.

All benefits applicable to the funded defined benefit plan for agents were frozen as of December 31, 1994. The curtailment of this plan did not have a significant effect on net pension cost for 1994. Effective January 1, 1995, pension benefits for agents have been provided by a new defined contribution plan. Contributions to this plan will be based on 2.3% of an agent's earnings up to the social security wage base and 4.6% of any excess.

LNC also administers two types of unfunded, nonqualified, defined benefit plans for certain employees and agents. A supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law. A salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

The Lincoln National Life Insurance Company

6. Employee Benefit Plans (continued)

The status of the funded defined benefit pension plans and the amounts recognized on the balance sheets are as follows:

                                                              December 31
                                                            1995       1994
                                                             (in millions)
  Actuarial present value of benefit obligation:
    Vested benefits                                       $(162.1)   $(130.5)
    Nonvested benefits                                       (9.2)      (7.3)
  Accumulated benefit obligation                           (171.3)    (137.8)
  Effect of projected future compensation increases         (37.2)     (24.3)
  Projected benefit obligation                             (208.5)    (162.1)
  Plan assets at fair value                                 196.4      159.3
  Projected benefit obligations in
    excess of plan assets                                   (12.1)      (2.8)
  Unrecognized net loss (gain)                               12.6        (.5)
  Unrecognized prior service cost                             1.2        1.1
  Prepaid (accrued) pension cost
    included in other liabilities                         $   1.7    $  (2.2)

The status of the unfunded defined benefit pension plans and the amounts recognized on the balance sheets are as follows:

                                                                December 31
                                                               1995      1994
                                                               (in millions)
  Actuarial present value of benefit obligation:
    Vested benefits                                           $(7.0)    $(5.4)
    Nonvested benefits                                         (1.5)     (1.0)
  Accumulated benefit obligation                               (8.5)     (6.4)
  Effect of projected future compensation increases            (2.4)     (2.5)
  Projected benefit obligation                                (10.9)     (8.9)
  Unrecognized transition obligation                             --        --
  Unrecognized net loss (gain)                                  1.0       (.3)
  Unrecognized prior service cost                                .8        .8
  Accrued pension costs included in other liabilities         $(9.1)    $(8.4)

The Lincoln National Life Insurance Company

6. Employee Benefit Plans (continued)

The determination of the projected benefits obligation for the defined benefit plans was based on the following assumptions:

                                                        1995    1994    1993
  Weighted-average discount rate                         7.0%    8.0%    7.0%
  Rate of increase in compensation:
    Salary continuation plan                             6.0     6.5     6.0
    All other plans                                      5.0     5.0     5.0
  Expected long-term rate of return on plan assets       9.0     9.0     9.0

The components of net pension cost for the defined benefit pension plans are as follows:

                                                       Year ended December 31
                                                        1995    1994    1993
                                                            (in millions)
  Service cost-benefits earned during the year         $ 5.0   $ 8.9   $ 8.5
  Interest cost on projected benefit obligation         13.2    12.9    12.4
  Actual return on plan assets                         (36.3)    4.7   (20.1)
  Net amortization (deferral)                           22.9   (18.6)    6.1
  Net pension cost                                     $ 4.8   $ 7.9   $ 6.9

401(k)

LNC and the Company sponsor contributory defined contribution plans for eligible employees and agents. The Company's contributions to the plans are equal to each participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 25% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. Expense for these plans amounted to $8,000,000, $13,200,000 and $11,800,000 in 1995, 1994 and 1993, respectively.

The Lincoln National Life Insurance Company

6. Employee Benefit Plans (continued)

Postretirement Medical and Life Insurance Benefit Plans

LNC sponsors unfunded defined benefit plans that provide postretirement medical and life insurance benefits to full-time employees and agents who, depending on the plan, have worked for the Company 10 to 15 years and attained age 55 to 60. Medical benefits are also available to spouses and other dependents of employees and agents. For medical benefits, limited contributions are required from individuals retired prior to November 1, 1988; contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. The life insurance benefits are noncontributory, although participants can elect supplemental contributory benefits.

The status of the postretirement medical and life insurance benefit plans and the amounts recognized on the balance sheets are as follows:

                                                               December 31
                                                             1995       1994
                                                              (in millions)
  Accumulated postretirement benefit obligation:
    Retirees                                               $(39.8)    $(34.9)
    Fully eligible active plan participants                  (9.9)      (7.0)
    Other active plan participants                          (20.8)     (15.0)
  Accumulated postretirement benefit obligation             (70.5)     (56.9)
  Unrecognized net gain                                       (.8)      (5.5)
  Accrued plan cost included in other liabilities          $(71.3)    $(62.4)

The components of periodic postretirement benefit cost are as follows:

                                                       Year ended December 31
                                                        1995    1994    1993
                                                            (in millions)
  Service cost                                          $1.5    $1.7    $2.6
  Interest cost                                          4.4     4.2     4.6
  Amortization cost (credit)                             (.8)     .1      --
  Net periodic postretirement benefit cost              $5.1    $6.0    $7.2

The Lincoln National Life Insurance Company

6. Employee Benefit Plans (continued)

The calculation of the accumulated postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) of 9.5% for 1996 gradually decreasing to 5.5% by 2004 and remaining at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefit obligation as of December 1995 and 1994 by $5,100,000 and $4,100,000, respectively, and the aggregate of the estimated service and interest cost components of net periodic postretirement benefit cost for the year ended December 31, 1995 by $488,000. The calculation assumes a long-term rate of increase in compensation of 5.0% for both December 31, 1995 and 1994. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% and 8.0% at December 31, 1995 and 1994, respectively.


7. Restrictions, Commitments and Contingencies

Shareholder's Equity Restrictions

Net income as determined in accordance with statutory accounting practices for the Company and its insurance subsidiaries in 1995, 1994 and 1993 was $284,500,000, $366,700,000 and $237,000,000, respectively. The Company's shareholder's equity as determined in accordance with statutory accounting practices at December 31, 1995 and 1994 was $1,732,900,000 and $1,679,700,000,
respectively.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payments of dividends to LNC. In 1996, the Company can transfer up to $284,500,000 without seeking prior approval from the insurance regulators.


Disability Income Claims

The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1995 and 1994 is a net liability of $602,600,000 and $441,700,000, respectively, excluding deferred acquisition costs. The bulk of the increase to this liability relates to the assumption of a large block of disability claim reserves and related assets during the third quarter of 1995. In addition, as indicated in Note 2, the Company strengthened its disability income reserves and wrote off certain related deferred acquisition costs in the fourth quarter of 1995. The reserves were established on the assumption that the recent experience will continue in the future. If incidence levels or claim termination rates vary significantly from these assumptions, further adjustments to reserves may be required in the future. It is not possible to provide a meaningful estimate of a range of possible outcomes at this time. The Company reviews and updates the level of these reserves on an on-going basis.

Compliance of Qualified Annuity Plans

Tax authorities continue to focus on compliance of qualified annuity plans marketed by insurance companies. If sponsoring employers cannot demonstrate compliance and the insurance company is held responsible due to its marketing efforts, the Company and other insurers may be subject to potential liability. It is not possible to provide a meaningful estimate of the range of potential liability at this time. Management continues to monitor this matter and to take steps to minimize any potential liability.

Group Pension Annuities

The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold, are supported by a single portfolio of assets which attempts to match the duration of these liabilities. Due to the very long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. This situation could cause losses which would be recognized at some future time.

Leases

The Company and certain of its subsidiaries lease their home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. In addition, the Company has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25 year lease period ending in 2009 or the last day of any of the renewal periods.

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Total rental expense under operating leases in 1995, 1994 and 1993 was $24,400,000, $21,700,000 and $27,100,000. Future minimum rental commitments are as follows (in millions):

  1996                                                           $ 20.9
  1997                                                             19.5
  1998                                                             18.3
  1999                                                             18.3
  2000                                                             17.7
  Thereafter                                                      172.4
  Total                                                          $267.1

Insurance Ceded and Assumed

The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding each companys retention limit is reinsured with other insurers. The Company seeks reinsurance coverage within the business segment that sells life insurance that limits its liabilities on an individual insured to $3,000,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits which management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and settlement expenses and deferred acquisition costs, net of insurance ceded (see Note 5). The Company and its subsidiaries remain liable if their reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 1995, the Company has provided $92,700,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Vulnerability from Concentrations

At December 31, 1995, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also at December 31, 1995, the Company did not have a concentration of 1) business transactions with a particular customer, lender or distributor, 2) revenues from a particular product of service, 3) sources of supply of labor or services used in the business or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a serve impact to the Company's financial condition.

Other Contingency Matters

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In some instances, these proceedings include claims for punitive damages and similar types of relief in unspecified or substantial amounts, in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial statements of the Company.

The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Guarantees

The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                                               Notional or
                                                            Contract Amounts
                                                               December 31
                                                              1995    1994
                                                              (in millions)
  Real estate partnerships                                   $ 3.3   $17.6
  Mortgage loan pass-through certificates                     63.6    78.2
  Total                                                      $66.9   $95.8

The Company has invested in real estate partnerships that use conventional mortgage loans. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addition, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1995 and 1994.

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Derivatives

The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                   Assets (Liabilities)
                                Notional or   Carrying Fair  Carrying Fair
                              Contract Amounts  Value Value   Value  Value
                                December 31     December 31    December 31
                               1995     1994     1995  1995    1994   1994
                                              (in millions)
Interest rate derivatives:
  Interest rate
    cap agreements          $5,110.0  $4,400.0   $22.7  $5.3   $23.3  $34.4
  Spread-lock
   agreements                  600.0   1,300.0     (.9)  (.9)    3.2    3.2
  Financial
    futures contracts             --     382.5      --    --    (7.5)  (7.5)
  Interest rate swaps            5.0       5.0      .2    .2      .2     .2
                             5,715.0   6,087.5    22.0   4.6    19.2   30.3
  Foreign currency
    derivatives:
      Foreign exchange
        forward contracts       15.7      21.2     (.6)  (.6)     .2     .2
      Foreign currency
        options                 99.2        --     1.9   1.4      --     --
      Foreign currency
        swaps                   15.0        --      .4    .4      --     --
                               129.9      21.2     1.7   1.2      .2     .2
                            $5,844.9  $6,108.7   $23.7  $5.8   $19.4  $30.5

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                                     Interest Rate Caps      Spread Locks
                                        December 31          December 31
                                      1995      1994       1995       1994
                                                   (in millions)
  Balance at beginning of year     $4,400.0   $3,800.0   $1,300.0   $1,700.0
  New contracts                       710.0      600.0      800.0         --
  Terminations and maturities            --         --   (1,500.0)    (400.0)
  Balance at end of year           $5,110.0   $4,400.0   $  600.0   $1,300.0

                                                 Financial Futures
                                          Contracts             Options
                                       1995       1994       1995      1994
                                                  (in millions)
  Balance at beginning of year      $  382.5    $   33.1    $   --    $   --
  New contracts                        810.5     1,087.7     181.6     308.0
  Terminations and maturities       (1,193.0)     (738.3)   (181.6)   (308.0)
  Balance at end of year            $     --    $  382.5    $   --    $   --

                                              Foreign Currency Derivatives
                                            Foreign
                                            Exchange       Foreign   Foreign
                                            Forward       Currency   Currency
                                           Contracts       Options     Swaps
                                         1995    1994    1995  1994 1995  1994
                                                      (in millions)
  Balance at beginning of year          $ 21.2  $  --  $   --  $--  $  --  $--
  New contracts                          131.2   38.5   356.6   --   15.0   --
  Terminations and maturities           (136.7) (17.3) (257.4)  --     --   --
  Balance at end of year                $ 15.7  $21.2  $ 99.2  $--  $15.0  $--

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Interest Rate Caps

The interest rate cap agreements, which expire in 1997 through 2003, entitle the Company to receive payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate times the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of fluctuating interest rates. The premium paid for the interest rate caps is included in other assets ($22,700,000 and $23,400,000 as of December 31, 1995 and 1994,
respectively) and is being amortized over the terms of the agreements and is included in net investment income.

Spread Locks

Spread-lock agreements in effect at December 31, 1995 all expire in 2005. Spread-lock agreements provide for a lump sum payment to or by the Company depending on whether the spread between the swap rate and a specified U.S. Treasury note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity U.S. Treasury security and the price sensitivity of the swap at that time, expressed in dollars per basis point. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

Financial Futures

The Company uses exchange-traded financial futures contracts and options on those financial futures to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price and may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. Options on financial futures give the Company the right, but not the obligation, to assume a long or short position in the underlying futures at a specified price during a specified time period.

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Foreign Currency Derivatives

The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period.
A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to reexchange the two currencies at the same rate of exchange at a specified future date.

Additional Derivative Information

Expenses for the agreements and contracts described above amounted to $5,600,000 and $5,400,000 in 1995 and 1994, respectively. Deferred losses of $21,800,000 as of December 31, 1995, resulting from 1) terminated and expired spread-lock agreements, 2) financial futures contracts and 3) options on financial futures, are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, foreign currency options and foreign currency swaps, but the Company does not anticipate nonperformance by any of these counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1995, the exposure was $6,900,000.


8. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values and, accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one time, current market exchange of all of the Company's financial instruments.

The Lincoln National Life Insurance Company

8. Fair Value of Financial Instruments (continued)

Fixed Maturity and Equity Securities

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate

The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income when compared to the expected yield for mortgages having similar characteristics. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's market price or the fair value of the collateral if the loan is collateral dependent.

Policy Loans

The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Other Investments and Cash and Invested Cash

The carrying value for assets classified as other investments and cash and invested cash in the accompanying balance sheets approximates their fair value.

The Lincoln National Life Insurance Company

8. Fair Value of Financial Instruments (continued)

Investment Type Insurance Contracts

The balance sheet captions, "Future Policy Benefits, Claims and Claims Expenses" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations based on interest rates currently being offered on similar contracts with maturities consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions, "Future Policy Benefits, Claims and Claims Expenses" and "Contractholder Funds," that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important in that readers of these financial statements could draw inappropriate conclusions about the Company's shareholder's equity determined on a fair value basis if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term and Long-Term Debt

Fair values for long-term debt issues are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the carrying value approximates fair value.

Guarantees

The Company's guarantees include guarantees related to real estate partnerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant. Fair values for all other guarantees are based on fees that would be charged currently to enter into similar agreements, taking into consideration the remaining terms of the agreements and the counterparties' credit standing.

The Lincoln National Life Insurance Company

8. Fair Value of Financial Instruments (continued)

Derivatives

The Company's derivatives include interest rate cap agreements, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, options on financial futures, interest rate swaps, foreign currency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. The current settlement values are based on quoted market prices for the foreign currency exchange contracts, financial future contracts and options on financial futures and on brokerage quotes, which utilized pricing models or formulas using current assumptions, for all other swaps and agreements.

Investment Commitments

Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date, which would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

The Lincoln National Life Insurance Company

8. Fair Value of Financial Instruments (continued)

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    December 31
                                            1995                 1994
                                   Carrying     Fair     Carrying     Fair
        Assets (Liabilities)         Value      Value      Value      Value
                                                  (in millions)
  Fixed maturity securities        $20,414.8  $20,414.8  $17,692.2  $17,692.2
  Equity securities                    598.4      598.4      456.3      456.3
  Mortgage loans on real estate      3,147.8    3,330.5    2,795.9    2,720.6
  Policy loans                         565.3      557.4      528.7      508.1
  Other investments                    241.2      241.2      158.2      158.2
  Cash and invested cash               802.7      802.7      990.9      990.9
  Investment type
    insurance contracts:
      Deposit contracts and
        certain guaranteed
        interest contracts         (15,390.8) (15,179.1) (14,294.7) (14,052.5)
      Remaining guaranteed
        interest and similar
        contracts                   (2,470.9)  (2,396.5)  (2,485.5)  (2,423.9)
  Short-term debt                     (124.8)    (124.8)    (153.7)    (153.7)
  Long-term debt                       (40.8)     (36.7)     (54.8)     (57.0)
  Derivatives                           23.7        5.8       19.4       30.5
  Investment commitments                  --        (.8)        --        (.5)

As of December 31, 1995 and 1994, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $333,797,000 and $399,000,000, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs in order that they be comparable with the fair value basis.


9. Segment Information

The Company has two major business segments: Life Insurance and Annuities and Reinsurance. The Life Insurance and Annuities segment offers universal life, pension products and other individual coverages through a network of career agents, independent general agencies and insurance agencies located within a variety of financial institutions. These products are sold throughout the
United States by the Company.   Reinsurance sells reinsurance products and
services to insurance companies, HMOs, self-funded employers and other primary risk accepting organizations in the U.S. and economically attractive international markets. Effective in the fourth quarter of 1995, operating results of the direct disability income business previously included in the Life Insurance and Annuities segment is now included in the Reinsurance segment. This direct disability income business, which is no longer being sold, is now managed by the Reinsurance segment along with its disability income business. Prior to the sale of 100% of the ownership of its primary underwriter of employee life-health benefit coverages in 1994 (see Note 10), the Employee Life-Health Benefits segment distributed group life and health insurance, managed health care and other related coverages through career agents and independent general agencies. Activity which is not included in the major business segments is shown as "Other Operations."

"Other Operations" includes operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt and unallocated corporate overhead expenses).

The revenue, pre-tax income and assets by segment for 1993 through 1995 are as follows:

                                                  Year ended December 31
                                                1995       1994       1993
                                                       (in millions)
  Revenue:
    Life Insurance and Annuities              $2,569.2   $2,065.3   $2,341.9
    Reinsurance                                  751.2      660.4      610.7
    Employee Life-Health Benefits                   --      314.9    1,326.8
    Other Operations                              16.1       74.6      (28.8)
    Total                                     $3,336.5   $3,115.2   $4,250.6
  Income (loss) before income taxes and
   cumulative effect of accounting change:
      Life Insurance and Annuities            $  361.0   $   75.6   $  265.3
      Reinsurance                                 83.5       93.9       31.6
      Employee Life-Health Benefits                 --       22.9       83.0
      Other Operations                             5.0       67.8      (44.2)
      Total                                   $  449.5   $  260.2   $  335.7

The Lincoln National Life Insurance Company

9. Segment Information (continued)

                                                         December 31
                                                1995        1994        1993
                                                        (in millions)
  Assets:
    Life Insurance and Annuities             $45,280.0   $37,675.9   $36,021.0
    Reinsurance                                3,383.5     2,311.5     2,328.9
    Employee Life-Health Benefits                   --          --       588.5
    Other Operations                             923.6     1,038.1       770.0
    Total                                    $49,587.1   $41,025.5   $39,708.4

Provisions for depreciation and capital additions were not material.

10. Sale of Affiliates

In December 1993, the Company recorded a provision for loss of $98,500,000 (also $98,500,000 after-tax) in the "Other Operations" segment for the sale of Security-Connecticut Life Insurance Company ("Security-Connecticut"). The sale was completed on February 2, 1994 through an initial public offering and the Company received cash and notes, net of related expenses, totaling $237,700,000. The loss on sale and disposal expenses did not differ materially from the estimate recorded in the fourth quarter of 1993. For the year ended December 31, 1993, Security-Connecticut, which operated in the Life Insurance and Annuities segment, had revenue of $274,500,000 and net income of $24,000,000.

In 1994, the Company completed the sale of 100% of the common stock of EMPHESYS (parent company of Employers Health Insurance Company, which comprised the Employee Life-Health Benefits segment) for $348,200,000 of cash, net of related expenses, and a $50,000,000 promissory note. A gain on sale of $69,000,000 (also $69,000,000 after-tax) was recognized in 1994 in "Other Operations". For the year ended December 31, 1993, EMPHESYS had revenues of $1,304,700,000 and net income of $55,300,000. EMPHESYS had revenue and net income of $314,900,000 and $14,400,000, respectively, during the three months of ownership in 1994.

The Lincoln National Life Insurance Company

11. Subsequent Event

In January 1996, LNC announced that it had signed a definitive agreement to acquire the group tax-sheltered annuity business of UNUM Corporation's affiliates. This purchase is expected to be completed in the form of a reinsurance transaction with an initial ceding commission of approximately $70,000,000. This ceding commission represents the present value of business in-force and, accordingly, will be classified as other intangible assets upon the close of this transaction. This transaction, which is expected to close in the third quarter of 1996, will increase LNC's assets and policy liabilities and accruals by approximately $3,200,000,000.


12. Transactions With Affiliates

A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $81,900,000, $78,500,000 and $74,500,000 in 1995, 1994 and 1993, respectively. LFGI incurred expenses of $10,400,000, $10,700,000 and $10,500,000 in 1995, 1994 and 1993, respectively, in excess of the override commission and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and invested cash at December 31, 1995 and 1994 include the Company's participation in a short-term investment pool with LNC of $333,800,000 and $428,300,000, respectively. Related investment income amounted to $22,500,000, $17,100,000 and $9,100,000 in 1995, 1994 and 1993, respectively.
Short-term debt at December 31, 1995 and 1994 includes $67,000,000 and $68,600,000, respectively, borrowed from LNC. The Company paid interest to LNC of $24,000, $8,000 and $137,000 in 1995, 1994 and 1993, respectively.

The Company provides services to and receives services from affiliated companies which resulted in a net receipt of $7,500,000, $13,900,000 and $18,900,000 in 1995, 1994 and 1993, respectively.

The Lincoln National Life Insurance Company

12. Transactions With Affiliates (continued)

The Company both cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income includes reinsurance transactions with affiliated companies as follows:

                                                                Year ended
                                                                December 31
                                                               1995     1994
                                                               (in millions)
  Insurance assumed                                          $ 17.6    $ 19.8
  Insurance ceded                                             214.4     481.3

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                                December 31
                                                              1995      1994
                                                               (in millions)
  Future policy benefits and claims assumed                 $  344.8   $341.3
  Future policy benefits and claims ceded                    1,344.5    857.7
  Amounts recoverable on paid and unpaid losses                 65.9     36.8
  Reinsurance payable on paid losses                             5.5      3.5
  Funds held under reinsurance treaties-net liability          712.3    238.4

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $340,800,000 and $308,200,000 at December 31, 1995 and 1994, respectively. At
December 31, 1995 and 1994, LNC had guaranteed $275,300,000 and $298,200,000, respectively, of these letters of credit. At December 31, 1995, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $241,900,000 for statutory surplus relief received under financial reinsurance ceded agreements.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company, a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 1995 and 1994, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 1995. Our audits also included the
financial statement schedules listed on B-   . These financial statements and
schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 1995, and 1994, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 1993 the Company changed its method of accounting for postretirement benefits other than pensions, accounting for impairment of loans and accounting for certain investments in debt and equity securities.


                             /S/ ERNST & YOUNG LLP

Fort Wayne, Indiana
February 7, 1996

FINANCIAL SCHEDULES

The following consolidated financial statement schedules of The Lincoln National
Life Insurance Company and subsidiaries are included on Pages B-     through
B-   .

I Summary of Investments Other than Investments in Related Parties December 31, 1995

III Supplementary Insurance Information Years ended December 31, 1995, 1994 and
    1993

IV  Reinsurance Years ended December 31, 1995, 1994 and 1993

V   Valuation and Qualifying Accounts Years ended December 31, 1995, 1994 and
    1993

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or the required information is included in the consolidated financial statements, and therefore have been omitted.

The Lincoln National Life Insurance Company and Subsidiaries

Schedule I
Summary of Investments Other Than Investments in Related Parties

December 31, 1995
(000's omitted)

                 Column A                           Column B      Column C        Column D
                                                                                 Amount at
                                                                                   Which
                                                                                  Shown in
                                                                                the Balance
            Type of Investment                        Cost          Value          Sheet
Fixed maturity securities available-for-sale:
  Bonds:
    United States Government and
      government agencies and authorities        $    569,552   $   653,444   $   653,444
    States, municipalities
      and political subdivisions                       12,325        12,375        12,375
    Mortgage-backed securities                      4,891,521     5,184,751     5,184,751
    Foreign governments                               927,901       997,567       997,567
    Public utilities                                2,572,309     2,772,990     2,772,990
    Convertibles and bonds
      with warrants attached                          181,431       199,658       199,658
    All other corporate bonds                       9,658,371    10,551,770    10,551,770
  Redeemable preferred stocks                          39,427        42,230        42,230
Total fixed maturity securities                    18,852,837    20,414,785    20,414,785

Equity securities available-for-sale:
  Common stocks:
    Public utilities                                    8,980        10,989        10,989
    Banks, trust and insurance companies               74,897        89,197        89,197
    Industrial, miscellaneous and all other           345,434       436,556       436,556
  Nonredeemable preferred stocks                       50,950        61,693        61,693
Total equity securities                               480,261       598,435       598,435

Mortgage loans on real estate                       3,176,275                   3,147,783 (A)
Real estate:
  Investment properties                               635,135                     635,135
  Acquired in satisfaction of debt                    157,441                     110,888 (A)
Policy loans                                          565,325                     565,325
Other investments                                     253,015                     241,219 (A)
Total investments                                 $24,120,189                 $25,713,570

(A) Investments which are deemed to have declines in value that are other than temporary are written down or reserved for to reduce their carrying value to their estimated realizable value.

The Lincoln National Life Insurance Company and Subsidiaries

Schedule III
Supplementary Insurance Information
(000's omitted)

             Column A                     Column B       Column C       Column D     Column E       Column F
                                                       Future Policy
                                                         Benefits,                 Other Policy
                                          Deferred      Claims and                  Claims and
                                         Acquisition      Claim         Unearned     Benefits       Premium
              Segment                       Costs        Expenses       Premiums      Payable      Revenue (A)
Year ended December 31, 1995:
  Life insurance and annuities           $  713,213     $6,530,475       $ 9,145        $--        $  685,258
  Reinsurance                               247,921      1,855,039        45,951         --           611,416
  Other (including consolidating
     adjustments)                            (7,300)        49,505            78         --               622
Total                                    $  953,834     $8,435,019      $ 55,174        $--        $1,297,296

Year ended December 31, 1994:
  Life insurance and annuities           $1,427,692     $5,888,581      $ 11,201        $--        $  647,416
  Reinsurance                               304,913      1,626,033        51,618         --           542,034
  Employee life-health benefits                  --             --            --         --           299,338
  Other (including consolidating
    adjustments)                              3,921         26,158        (1,347)        --             1,076
Total                                    $1,736,526     $7,540,772      $ 61,472        $--        $1,489,864

Year ended December 31, 1993:
  Life insurance and annuities           $  999,126     $6,782,207      $  5,188        $--        $  662,353
  Reinsurance                               298,787      1,616,088        54,157         --           491,397
  Employee life-health benefits                  --        228,892            --         --         1,243,576
  Other (including consolidating
    adjustments)                                 --        171,043           315         --               387
Total                                    $1,297,913     $8,798,230     $  59,660        $--        $2,397,713

The Lincoln National Life Insurance Company and Subsidiaries

Schedule III
Supplementary Insurance Information (continued)
(000's omitted)

                Column A                     Column G      Column H         Column I       Column J     Column K
                                                                          Amortization
                                                           Benefits,      of Deferred
                                                Net       Claims and        Policy          Other
                                            Investment      Claim         Acquisition     Operating      Premium
                Segment                     Income (B)     Expenses          Costs       Expenses (B)    Written
Year ended December 31, 1995:
  Life insurance and annuities              $1,741,231    $1,649,119        $298,020      $261,016         $--
  Reinsurance                                  134,000       472,198         101,729        93,750          --
  Other (including consolidating
    adjustments)                                24,399         1,299              --         9,898          --
Total                                       $1,899,630    $2,122,616        $399,749      $364,664         $--

Year ended December 31, 1994:
  Life insurance and annuities              $1,542,552    $1,554,479        $ 85,697      $349,529         $--
  Reinsurance                                  116,957       419,266          29,477       117,238          --
  Employee life-health benefits (C)             10,838       218,672              --        73,355          --
  Other (including consolidating
    adjustments)                                 3,634         1,630              --         5,682          --
Total                                       $1,673,981    $2,194,047        $115,174      $545,804         $--

Year ended December 31, 1993:
  Life insurance and annuities              $1,676,163    $1,615,883        $197,363      $268,066         $--
  Reinsurance                                  115,582       467,824          38,351        72,840          --
  Employee life-health benefits                 54,513       943,235              --       300,648          --
  Other (including consolidating
    adjustments)                               (22,799)        6,197           5,275          (744)         --
Total                                       $1,823,459    $3,033,139        $240,989      $640,810         $--

(A)  Includes insurance fees on universal life and other interest sensitive products.
(B)  The allocation of expenses between investments and other operations are based on a number of assumptions and estimates.
Results would change if different methods were applied.
(C)  Includes data through the March 21, 1994 date of sale of the direct writer of employee life-health coverages.

The Lincoln National Life Insurance Company and Subsidiaries

Schedule IV
Reinsurance (A)
(000's omitted)

           Column A                      Column B      Column C       Column D     Column E      Column F
                                                                                                Percentage
                                                        Ceded         Assumed                   of Amount
                                          Gross        to Other      from Other        Net       Assumed
                                          Amount      Companies      Companies       Amount      to Net
Year ended December 31, 1995:
  Life insurance in force             $ 51,570,782   $17,612,782   $142,794,000   $176,752,000    80.8%
  Premiums:
    Health insurance                       302,463       299,222        273,572        276,813    98.8
    Life insurance (B)                     658,936       142,523        504,070      1,020,483    49.4
Total                                 $    961,399   $   441,745   $    777,642   $  1,297,296

Year ended December 31, 1994:
  Life insurance in force             $ 79,802,000   $45,822,000   $125,640,000   $159,620,000    78.7%
  Premiums:
    Health insurance                       666,609       496,090        359,659        530,178    67.8
    Life insurance (B)                     629,185       220,678        551,179        959,686    57.4
Total                                 $  1,295,794   $   716,768   $    910,838   $  1,489,864

Year ended December 31, 1993:
  Life insurance in force             $135,401,000   $61,401,000   $109,257,000   $183,257,000    59.6%
  Premiums:
    Health insurance                     1,387,414       217,705        262,171      1,431,880    18.3
    Life insurance (B)                     771,408       350,907        545,332        965,833    56.5
Total                                 $  2,158,822   $   568,612   $    807,503   $  2,397,713

(A)  Special-purpose bulk reinsurance transactions have been excluded.
(B)  Includes insurance fees on universal life and other interest sensitive products.

The Lincoln National Life Insurance Company and Subsidiaries

Schedule V
Valuation and Qualifying Accounts
(000's omitted)

              Column A                            Column B              Column C             Column D     Column E
                                                                        Additions
                                                                    (1)          (2)
                                                                               Charged
                                                                  Charged        to
                                                  Balance at        to          Other                    Balance at
                                                  Beginning     Costs and      Accounts-   Deductions-    End of
                                                  of Period    Expenses (A)    Describe    Describe (B)    Period
Year ended December 31, 1995:
  Deducted from asset accounts:
    Reserve for mortgage loans on real estate      $ 56,614     $  2,659         $--       $ (30,781)     $ 28,492
    Reserve for real estate                          65,186       (7,227)         --         (11,406)       46,553
    Reserve for other long-term investments          13,492       (1,541)         --            (155)       11,796

Year ended December 31, 1994:
  Deducted from asset accounts:
    Reserve for mortgage loans on real estate      $220,671     $ 19,464         $--       $(183,521)     $ 56,614
    Reserve for real estate                         121,427       13,058          --         (69,299)       65,186
    Reserve for other long-term investments          26,730          262          --         (13,500)       13,492
  Included in other liabilities:
    Investment guarantees                             1,804        4,280          --          (6,084)           --

Year ended December 31, 1993:
  Deducted from asset accounts:
    Reserve for mortgage loans on real estate      $129,093     $136,717         $--       $ (45,139)     $220,671
    Reserve for real estate                         114,178       21,776          --         (14,527)      121,427
    Reserve for other long-term investments          31,582        3,905          --          (8,757)       26,730
  Included in other liabilities:
    Investment guarantees                            12,550        1,674          --         (12,420)        1,804

(A)  Exclude charges for the direct write-off of assets.  The negative amounts represent improvements in the underlying assets for which valuation accounts had previously been established.
(B)  Deductions reflect sales or foreclosures of the underlying holdings.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a) List of Financial Statements

      1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

      2. Part B The following Financial Statements for the Variable Account are included in Part B of this Registration Statement:


         Statement of Assets and Liability -- December 31, 1995
         Statement of Operations -- Year ended December 31, 1995
         Statements of Changes in Net Assets -- Years ended December 31, 1995 and 1994
         Notes to Financial Statements -- December 31, 1995
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B The following Consolidated Financial Statements and Schedules of The Lincoln National Life Insurance Company are included in Part B of the Registration Statement:


         Consolidated Balance Sheets -- December 31, 1995 and 1994 Consolidated Statements of Income -- Years ended December 31, 1995,
          1994, and 1993
         Consolidated Statements of Shareholder's Equity -- Years ended
          December 31, 1995, 1994, and 1993
         Consolidated Statements of Cash Flows -- Years Ended December 31,
          1995, 1994, and 1993
         Notes to Consolidated Financial Statements -- December 31, 1995
         Schedule I-Summary of Investments Other than Investments in Related Parties -- December 31, 1995
         Schedule III-Supplementary Insurance Information -- Years ended December 31, 1995, 1994, and 1993
         Schedule IV-Reinsurance -- Years ended December 31, 1995, 1994, and
          1993
         Schedule V-Valuation and Qualifying Accounts--Years ended December 31, 1995, 1994, and 1993
         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(4)  Rider to Group Variable Annuity Contract

(8)  Services Agreement with the Delaware Management Company.

(9) Consent and Opinion, Jeremy Sachs, Senior Counsel, Lincoln National Life Insurance Company

(10) Consent of Ernst & Young LLP, Independent Auditors.

(13) Schedule for Computation of Performance Quotations.

(14) Other Exhibits:
                (a)  Organizational Chart of the Lincoln National Insurance
                      Holding Company System (11/1/96)
                (b)  Books and Records Report (12/3/96).


Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Jon A. Boscia*           President, Chief Executive Officer and Director

Carolyn P. Brody*        Vice President

Thomas L. Clagg*         Vice President and Associate General Counsel

Kenneth J. Clark*        Vice President

Kelly D. Clevenger*      Vice President


Jack D. Hunter*          Executive Vice President and General Counsel


Lawrence T. Rowland ***  Executive Vice President and Director

Keith J. Ryan*           Vice President, Chief Financial Officer and
                         Assistant Treasurer

John L. Steinkamp*       Vice President and Associate General Counsel


Roy V. Washington*       Vice President and Chief Compliance Officer

Janet C. Whitney**       Vice President and Treasurer


C. Suzanne Womack**      Secretary and Assistant Vice President

O. Douglas Worthington*  Vice President and Controller

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.
**Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.
***Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne, Indiana 46804.

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 14(b): Organizational Chart of the Lincoln National Insurance Holding Company System (11/1/96).

Item 27.
                               NUMBER OF CONTRACTOWNERS


     As of December 2, 1996, there were 223,916 (variable and fixed) Contract Owners under Account H.

Item 28.                         Indemnification

     See prior filings.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, Washington Mutual Investors Fund, Inc. and SMALLCAP World Fund, Inc.

     (b)
         (1)                               (2)
  Name and Principal           Positions and Offices
  Business Address             with Underwriter

 *David L. Abzug               Regional Vice President
     5657 Limona Avenue
     Van Nuys, CA 91411

  John A. Agar                 Regional Vice President
     1501 N. University Drive
     Madison, WI 53711

Robert B. Aprison                       Regional Vice President
  2983 Bryn Wood Drive
  Madison, WI  53711

#Richard Armstrong                      Assistant Vice President

*William W. Bagnard                     Vice President

Steven L. Barnes                        Vice President
  8000 Town Line Avenue South
  Suite 204
  Minneapolis, MN  55438

Michelle A. Bergeron                    Regional Vice President
  1190 Rockmart Circle
  Kennesaw, GA 30144

Item 29.                              Principal Underwriter (continued)

     (1)                                         (2)
Name and Principal                    Positions and Offices
Business Address                      with Underwriter
------------------                    ---------------------

Joseph T. Blair                       Vice President
  27 Drumlin Road
  West Simsbury, CT 06092


Ian B. Bodell                         Senior Vice President

  3100 West End Avenue, Suite 870
  Nashville, TN 37215

Michael L. Brethower                  Vice President
  108 Hagen Court
  Georgetown, TX  78628

C. Alan Brown                         Regional Vice President
  4619 McPherson Avenue
  St. Louis, MO  63108

*Daniel C. Brown                      Director and Senior Vice President

@J. Peter Burns                       Vice President

Brian C. Casey                        Regional Vice President
  9508 Cable Drive
  Kensington, MO 20895

Victor C. Cassato                     Vice President
  999 Green Oaks Drive
  Littleton, CO 80121

Christopher J. Cassin                 Regional Vice President
  231 Burlington
  Clarendon Hills, IL 60514


Denise M. Cassin                      Regional Vice President
  1301 Stoney Creek Drive
  San Ramon, CA 94538

*Larry P. Clemmensen                      Director and Treasurer

*Kevin G. Clifford                        Senior Vice President

Ruth M. Collier                           Vice President
  145 West 67th Street, Suite 12K
  New York, NY  10023

Thomas E. Cournoyer                       Vice President
  2333 Granada Boulevard
  Coral Gables, FL  33134

Douglas A. Critchell                      Vice President
  4116 Woodbine St.
  Chevy Chase, MD 20815

*Carl D. Cutting                          Vice President

Michael A. Dilella                        Vice President
  P.O. Box 661
  Ramsey, NJ  07446

Item 29.                     Principal Underwriters (continued)

  (1)                                 (2)
Name and Principal           Positions and Offices
Business Address             with Underwriter
---------------------        ---------------------

G. Michael Dill              Senior Vice President
  3622 E. 87th Street
  Tulsa, OK 74137

Kirk D. Dodge                Regional Vice President
  2617 Salisbury Road
  Ann Arbor, MI 48103

Peter J. Doran               Senior Vice President
  1205 Franklin Avenue
  Garden City, NY 11530

*Michael J. Downer           Secretary

Robert W. Durbin             Vice President
  74 Sunny Lane
  Tiffin, OH  44883


&Lloyd G. Edwards            Vice President


*Paul H. Fieberg             Senior Vice President

*Mark P. Freeman, Jr.        Director and President


John Foder                   Regional Vice President
  15 Latisquana Road
  Southborough, MA  01772

Clyde E. Gardner             Vice President
  Route 2, Box 3162
  Osage Beach, MO  65065

#Evelyn K. Glassford         Vice President

Jeffrey J. Greiner           Regional Vice President
  5898 Heather Glen Court

   Dublin, OH  43017

*Paul G. Haaga, Jr.                           Director



David E. Harper                               Vice President
  R.D.1, Box 210, Rte 519

  Frenchtown, NJ  08825

Ronald R. Hulsey                              Regional Vice President
  6744 Avalon
  Dallas, TX  75214

*Robert L. Johansen                           Vice President and Controller

Michael J. Johnston                           Chairman of the Board
  630 Fifth Ave., 36th Floor
  New York, NY 10111

Victor J. Kriss                               Senior Vice President
  P. O. Box 274
  Surfside, CA 90743

Arthur J. Levine                              Vice President
  12558 Highlands Place
  Fishers, IN 46038

Item 29.                             Principal Underwriters (continued)

     (1)                                      (2)
Name and Principal                   Positions and Offices
Business Address                     with Underwriter
------------------                   ------------------------
#Karl A. Lewis                       Assistant Vice President

T. Blake Liberty                     Regional Vice President

  12585-E East Tennessee Circle
  Aurora, CO 80012

Stephen A. Malbasa                   Regional Vice President
  13405 Lake Shore Boulevard
  Cleveland, OH  44110


Steven M. Markel                     Senior Vice President
  5241 South Race St.
  Littleton, CO  80121

*John C. Massar                      Senior Vice President

%John V. McLaughlin                  Senior Vice President


*E. Lee McClennahan                  Senior Vice President

Laurie B. McCurdy                    Regional Vice President

  3500 W. Camino de Urania
  Tucson, AZ 85255

Terry W. McNabb                      Vice President
  2002 Barrett Station Road
  St. Louis, MO  63131

*R. William Melinat                  Vice President
                                     Institutional Investment
                                     Services Division

David R. Murray                      Regional Vice President
  25701 S. E. 32nd Place
  Issaquah, WA  98027

Stephen S. Nelson            Vice President
  7215 Trevor Road
  Charlotte, NC 28226


William E. Noe               Regional Vice President
  304 River Oaks Road
  Brentwood, TN 37027

Peter A. Nyhhus              Regional Vice President
  3084 Wilds Ridge Court
  Prior Lake, MN 55372

Eric P. Olson                Regional Vice President
  62 Park Drive
  Glenview, IL 60025

Frederic Phillips            Regional Vice President
  32 Ridge Avenue
  Newton Centre, MA  02159


#Candance D. Pilgrim         Assistant Vice President

Item 29.                     Principal Underwriters (continued)
-------

  (b)  (continued)
  (1)                                 (2)
Name and Principal           Positions and Offices
Business Address             with Underwriter
------------------           ---------------------

Carl S. Platou               Regional Vice President
  4021 96th Avenue, SE
  Mercer Island, WA 98040

*John O. Post, Jr.           Vice President

Steven J. Reitman            Vice President
  212 The Lane
  Hinsdale, IL 60521

Brian A. Roberts             Regional Vice President
  12025 Delmahoy Drive
  Charlotte, NC 28277

George S. Ross               Vice President
  55 Madison Avenue
  Morristown, NJ 07962

*Julie D. Roth               Vice President

*James F. Rothenberg         Director

Douglas F. Rowe              Regional Vice President
  30309 Oak Tree Drive
  Georgetown, TX 78628

Christopher Rowey            Regional Vice President

  9417 Beverlywood Street
  Los Angeles, CA 90034

Dean B. Rydquist             Vice President

  1080 Bay Pointe Crossing
  Alpharetta, GA 30202

Richard R. Samson            Vice President
  4604 Glencoe Ave., #4

  Marina Del Rey, CA 90292


Joe D. Scarpitti                 Regional Vice President
  25760 Kensington Dr.
  Westlake, OH 44145


*R. Michael Shanahan             Director


David W. Short                   Senior Vice President
  1000 RIDC Plaza, Suite 212
  Pittsburgh, PA 15238

*Victor S. Sidhu                 Vice President
                                 Institutional Investment Services
                                 Division

William P. Simon, Jr.            Vice President
  554 Canterbury Lane
  Berwyn, PA 19312


*John C. Smith                   Assistant Vice President
                                 Institutional Investment Services
                                 Division


*Mary E. Smith                   Assistant Vice President
                                 Institutional Investment Services
                                 Division

Rodney G. Smith                  Regional Vice President
  2350 Lakeside Blvd., #850
  Richardson, TX 75082


Nicholas D. Spadaccini           Regional Vice President
  855 Markley Woods Way
  Cincinnati, OH 45230

Item 29.                                  Principal Underwriters (continued)
--------
  (b)  (continued)
  (1)                                              (2)
Name and Principal                        Positions and Offices
Business Address                          with Underwriter
------------------                        ---------------------

Daniel S. Spradling                       Senior Vice President
  #4 West Fourth Avenue, Suite 406
  San Mateo, CA  94402


Thomas A. Stout                           Regional Vice President
  12913 Dendale Lane
  Bowie, MD 20715

Craig R. Strausser                        Regional Vice President

  17040 Summer Place
  Lake Oswego, OR 97035


Francis N. Strazzeri                      Regional Vice President
  31641 Saddletree Drive
  Westlake Village, CA 91361


#James P. Toomey                          Assistant Vice President

&Christopher E. Trede                     Assistant Vice President

George F. Truesdail                       Vice President
  400 Abbotsford Court
  Charlotte, NC 28270

Scott W. Ursin-Smith                      Regional Vice President
  606 Glenwood Avenue
  Mill Valley, CA 94941

@Andrew J. Ward                           Vice President

*David M. Ward                            Assistant Vice President
                                          Institutional Investment Services
                                          Division

Thomas E. Warren                          Regional Vice President

  4001 Crockers Lake Blvd.
  Sarasota, FL 34238


*J. Kelly Webb                            Senior Vice President

Gregory J. Weimer            Regional Vice President
  125 Surrey Drive
  Canonsburg, PA 15317

#Timothy W. Weiss            Director


**N. Dexter Williams         Vice President


Timothy J. Wilson            Regional Vice President
  113 Farmview Place
  Venetia, PA 15367

*Marshall D. Wingo           Senior Vice President

*Robert L. Winston           Director and Senior Vice President

William Yost                 Regional Vice President
  9320 Overlook Trail
  Eden Prairie, MN 55347

Janet M. Young               Regional Vice President
  1616 Vermont
  Houston, TX 77006

*Business Address, 333 South Hope Street, Los Angeles, CA 90071

**Business Address, Four Embarcadero, Suite 1800, San Francisco, CA 94111 #Business Address, 135 South State College Boulevard, Brea, CA 92621 %Business Address, 8000 IH-10, Suite 1400, San Antonio, TX 78230
@Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
&Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240


Item 32(d)
----------

     Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Lincoln National Life Insurance Company.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 3rd day of December, 1996.

                                       LINCOLN NATIONAL VARIABLE ANNUITY
                                        ACCOUNT H, (Registrant)


                                       By: /s/ Stephen H. Lewis
                                           -------------------------------------
                                           Stephen H. Lewis
                                           (Signature-Officer of Depositor)
                                           Senior Vice President, LNL
                                           (Title)


                                       By: THE LINCOLN NATIONAL LIFE
                                           INSURANCE COMPANY (LNL)
                                           (Depositor)

                                       By: /s/ Jon A. Boscia
                                           -------------------------------------
                                           Jon A. Boscia
                                           President
                                           (Title)



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed for the Depositor by the following persons in the capacities and on the dates indicated.

Signature                   Title                         Date
---------                   -----                         ----

/s/ Jon A. Boscia           President, Chief Executive     December 3, 1996
-----------------           Officer & Director             ----------------
Jon A. Boscia               (Principal Executive
                            Officer)
/s/ Jack D. Hunter
----------------------      Executive Vice President,      December 3, 1996
Jack D. Hunter              General Counsel & Director     ----------------


----------------------      Executive Vice President       ________________
Lawrence T. Rowland         and Director


                            Vice President and Controller  ________________
----------------------
O. Douglas Worthington

/s/ Keith J. Ryan
----------------------      Vice President, and Assistant  December 3, 1996
Keith J. Ryan               Treasurer and Chief            ----------------
                            Financial Officer (Principal
                            Financial Officer)
/s/ Ian M. Rolland
----------------------      Director                       December 3, 1996
Ian M. Rolland                                             ----------------

----------------------      Director                       ________________
H. Thomas McMeekin

/s/ Richard C. Vaughn
----------------------      Director                       December 3, 1996
Richard C. Vaughan                                         ----------------


*By /s/ Jeremy Sachs        pursuant to a Power of Attorney filed with Post-
    ----------------        Effective Amendment No. 5 to this Registration
    Jeremy Sachs            Statement.